As filed with the Securities and Exchange Commission on October 31, 2023

1933 Act File No. 033-20673

1940 Act File No. 811-05514

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 164	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 165	☒

WILMINGTON FUNDS

(Exact Name of Registrant as Specified in Charter)

1100 North Market Street, 9th floor

Wilmington, Delaware 19890

(Address of Principal Executive Offices)

1-800-836-2211

(Registrant’s Telephone Number)

John McDonnell

Wilmington Funds Management Corporation

1100 North Market Street, 9th Floor

Wilmington, Delaware 19890

(Name and Address of Agent for Service)

Notices should be sent to the Agent for Service

With a copy to:

Alison Fuller, Esq.

Stradley Ronon Stevens & Young, LLP

2000 K Street, N.W., Suite 700

Washington, DC 20006

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☒	60 days after filing pursuant to paragraph (a) (i)
☐	on (date) pursuant to paragraph (a) (i)
☐	75 days after filing pursuant to paragraph (a)(ii)
☐	on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

December [29], 2023

WILMINGTON FUNDS

Money Market Funds

Wilmington U.S. Government Money Market Fund

Service Class (WGSXX) / Administrative Class (WAGXX)

Select Class (WGEXX) / Institutional Class (WGOXX)

Preferred Institutional Class [(WGQXX)]

Wilmington U.S. Treasury Money Market Fund

Service Class (WTSXX) / Administrative Class (WTAXX)

Select Class (WTEXX) / Institutional Class (WTIXX)

Preferred Institutional Class [(WTQXX)]

Managed by Wilmington Funds Management Corporation (“WFMC” or the “Advisor”). These securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission determined whether this prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND SUMMARY

Investment Goal

The Fund seeks to provide current income while maintaining liquidity and stability of principal.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Service Class Shares, Select Class Shares, Administrative Class Shares, Institutional Class Shares, and Preferred Institutional Class Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees

(Fees paid directly from your investment)

	Service Class	Select Class	Administrative Class	Institutional Class	Preferred Institutional Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None

Maximum Deferred Sales Charge (Load)	None	None	None	None	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None	None	None	None

Redemption Fee	None	None	None	None	None

Exchange Fee	None	None	None	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Service Class	Select Class	Administrative Class	Institutional Class	Preferred Institutional Class

Management Fee					%

Distribution and/or Service (12b-1) Fees					None

Other Expenses					%

Total Annual Fund Operating Expenses					%

Fee Waivers and/or Expense Reimbursements(1)					%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement					%

(1)	The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Service, Select, Administrative, Institutional, and Preferred Institutional
Class Shares will not exceed 0.75%, [ ], 0.60%, 0.25% and [ ], respectively, not including the effects of the acquired fund fees and expenses, taxes, extraordinary expenses, brokerage commissions and interest. This waiver may be amended or withdrawn after August 31, 2024, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Service Class Shares, Select Class Shares, Administrative Class Shares, Institutional Class Shares, and Preferred Institutional Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that the fee waivers/expense reimbursements remain in place for the contractual period. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Class
Select Class
Administrative Class
Institutional Class
Preferred Institutional Class

Principal Investment Strategies of the Fund

The Fund operates as a “Government Money Market Fund,” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended. This means that the Fund invests at least 99.5% of its total assets in (1) U.S. government securities, (2) repurchase agreements that are collateralized fully by U.S. government securities or cash, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market Funds. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. While the Board of Trustees may elect to impose a liquidity fee upon the sale of your shares, the Board has not elected to do so at this time. Should the Board elect to do so, such change would only become effective after shareholders were provided with specific advance notice of the change in the Fund’s policy and provided with the opportunity to redeem their shares in accordance with Rule 2a-7 before the policy change became effective.

In selecting securities for the Fund, the investment advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative

PROSPECTUS / December 29, 2023	1

WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND

to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality, and must meet certain SEC requirements relating to portfolio liquidity. Under these requirements, the Fund’s securities must have remaining maturities of 397 calendar days or less, and the Fund must have a dollar-weighted average maturity of 60 calendar days or less and a dollar-weighted average life of 120 calendar days or less.

Principal Risks of Investing in the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of M&T Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The investment advisor has no legal obligation to provide financial support to the Fund, and you should not expect that the investment advisor will provide financial support to the Fund at any time.

The primary factors that may reduce the Fund’s returns include:

•	Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. For instance, a rise in interest rate causes a fall in the value of a fixed income securities. In addition, this risk increases with the length of the maturity of the fixed income security. Accordingly, the yield earned by a Fund will vary with changes in interest rates. A decline in interest rates may cause issuers to prepay higher-yielding securities held by the Fund, resulting in the Fund reinvesting in securities with lower or negative yields, which may cause a decline in its income. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and could impair the Fund’s ability to maintain a stable NAV. Recent and potential future changes in government policy may affect interest rates, which may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer the Fund’s duration, the more sensitive the Fund will be to changes in interest rates.

•	Investments in Other Money Market Mutual Funds Risk. To the extent that the Fund invests in shares of other money market mutual funds, its performance is directly tied to the performance of such other funds. If one of these other money market mutual funds fails to meet its objective, the Fund’s performance could be negatively affected. In addition, Fund shareholders will pay a proportionate share of the fees and expenses of such other money market mutual funds (including applicable management, administration and custodian fees) as well as the Fund’s direct expenses. Any such other money market mutual fund will not charge any front-end sales loads, contingent deferred sales charges or Rule 12b-1 fees.

•	Repurchase Agreements Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

•	U.S. Government Securities Risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the United States. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Even if a security is backed by the U.S. Treasury or the full faith and credit of the United States, such guarantee applies only to the timely payment of interest and principal. Neither the U.S. government nor its agencies guarantees the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of U.S. government securities.

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Service Class (formerly Class A) Shares, and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s broad-based market indexes, the iMoneyNet, Inc. Government and Agency Retail Average and the iMoneyNet, Inc. Government and Agency Institutional Average. Updated performance information is available at www.wilmingtonfunds.com.

2	December 29, 2023 / PROSPECTUS

WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND

Annual Total Returns – Service Class Shares

Best Quarter 1.16% 9/30/2023 Worst Quarter 0.00% 3/31/2022

The Fund’s Service Class Shares total return for the nine-month period from January 1, 2023 to September , 2023 was 3.20%.

Average Annual Total Returns

(For the periods ended December 31, 2022)

	1 Year	5 Years	10 Years

Service Class Shares

Return Before Taxes	1.14%	0.78%	0.41%

Select Class Shares

Return Before Taxes	1.40%	1.01%	0.57%

Administrative Class Shares

Return Before Taxes	1.27%	0.87%	0.47%

Institutional Class Shares

Return Before Taxes	1.46%	1.07%	0.61%

Preferred Institutional Class Shares[1]

Return Before Taxes	N/A	N/A	N/A

iMoneyNet, Inc. Government and Agency Retail Average (reflects no deduction for taxes)	1.22%	0.89%	0.48%

iMoneyNet, Inc. Government and Agency Institutional Average (reflects no deduction for taxes)	1.38%	1.02%	0.58%

[1]	The Preferred Institutional Class commenced operations on [December 29, 2023]

You may go to www.wilmingtonfunds.com or call the Fund at 1-800-836-2211 for the current 7-Day Net Yield.

Management of the Fund

Investment Advisor

Wilmington Funds Management Corporation

Investment Sub-Advisor

Wilmington Trust Investment Advisors, Inc.

Wilmington Funds Management Corporation has voluntarily agreed to reduce its advisory fee and/or reimburse certain of the Fund’s operating expenses, and/or certain class-specific fees and expenses, in an effort to maintain the current yield of each share class at or above zero. The fee waiver does not take into consideration acquired fund fees and expenses, taxes or extraordinary items. Any such waiver or expense reimbursement may be modified or discontinued at any time without notice.

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the New York Stock Exchange (“NYSE”) is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures.

Minimum Initial Investment Amount (Service Class):*		$0

Minimum Initial Investment Amount (Administrative Class):*		$1,000

Minimum Initial Investment Amount (Select Class):*		$100,000

Minimum Initial Investment Amount (Institutional Class):*	$	[2,500,000	]

Minimum Initial Investment Amount (Preferred Institutional Class):*	$	[5,000,000	]

Minimum Subsequent Investment Amount (all share classes except Service Class):†		$25

*	Other restrictions may apply. See “Purchasing Shares’’ in the Prospectus for further information.

†	The minimum subsequent investment amount for Service Class shares is $0.

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are taxable and generally will be taxed as ordinary income, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed when withdrawn from the tax-advantaged account.

PROSPECTUS / December 29, 2023	3

WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

4	December 29, 2023 / PROSPECTUS

WILMINGTON U.S. TREASURY MONEY MARKET FUND SUMMARY

Investment Goal

The Fund seeks to provide current income while maintaining liquidity and stability of principal.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Service Class Shares, Select Class Shares, Administrative Class Shares, Institutional Class Shares, and Preferred Institutional Class Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees

(Fees paid directly from your investment)

	Service Class	Select Class	Administrative Class	Institutional Class	Preferred Institutional Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None

Maximum Deferred Sales Charge (Load)	None	None	None	None	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None	None	None	None

Redemption Fee	None	None	None	None	None

Exchange Fee	None	None	None	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Service Class	Select Class	Administrative Class	Institutional Class	Preferred Institutional Class

Management Fee

Distribution and/or Service (12b-1) Fees

Other Expenses

Total Annual Fund Operating Expenses

Fee Waivers and/or Expense Reimbursements(1)

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement

(1)	The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Service, Select, Administrative, Institutional, and Preferred Institutional Class Shares will not exceed 0.75%, [ ]%, 0.60%, 0.25% and [ ], respectively, not including acquired fund fees and expenses, taxes, extraordinary expenses, brokerage commissions and interest. This waiver may be amended or withdrawn after August 31, 2024, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Service Class Shares, Select Class Shares, Administrative Class Shares, Institutional Class Shares, and Preferred Institutional Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that the fee waivers/expense reimbursements remain in place for the contractual period. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Class
Select Class
Administrative Class
Institutional Class
Preferred Institutional Class

Principal Investment Strategies of the Fund

The Fund operates as a “Government Money Market Fund,” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended. This means that the Fund invests at least 99.5% of its total assets in (1) U.S. government securities, (2) repurchase agreements that are collateralized fully by U.S. government securities or cash, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market Funds. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. While the Board of Trustees may elect to impose a liquidity fee upon the sale of your shares, the Board has not elected to do so at this time. Should the Board elect to do so, such change would only become effective after shareholders were provided with specific advance notice of the change in the Fund’s policy and provided with the opportunity to redeem their shares in accordance with Rule 2a-7 before the policy change became effective.

PROSPECTUS / December 29, 2023	5

WILMINGTON U.S. TREASURY MONEY MARKET FUND

In selecting securities for the Fund, the investment advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality, and must meet certain SEC requirements relating to portfolio liquidity. Under these requirements, the Fund’s securities must have remaining maturities of 397 calendar days or less, and the Fund must have a dollar-weighted average maturity of 60 calendar days or less and a dollar-weighted average life of 120 calendar days or less.

Principal Risks of Investing in the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of M&T Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The investment advisor has no legal obligation to provide financial support to the Fund, and you should not expect that the investment advisor will provide financial support to the Fund at any time.

The primary factors that may reduce the Fund’s returns include:

•	Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. For instance, a rise in interest rate causes a fall in the value of a fixed income securities. In addition, this risk increases with the length of the maturity of the fixed income security. Accordingly, the yield earned by a Fund will vary with changes in interest rates. A decline in interest rates may cause issuers to prepay higher-yielding securities held by the Fund, resulting in the Fund reinvesting in securities with lower or negative yields, which may cause a decline in its income. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and could impair the Fund’s ability to maintain a stable NAV. Recent and potential future changes in government policy may affect interest rates, which may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer the Fund’s duration, the more sensitive the Fund will be to changes in interest rates.
•	Investments in Other Money Market Mutual Funds Risk. To the extent that the Fund invests in shares of other money market mutual funds, its performance is directly tied to the performance of such other funds. If one of these other money market mutual funds fails to meet its objective, the Fund’s performance could be negatively affected. In addition, Fund shareholders will pay a proportionate share of the fees and expenses of such other money market mutual funds (including applicable management, administration and custodian fees) as well as the Fund’s direct expenses. Any such other money market mutual fund will not charge any front-end sales loads, contingent deferred sales charges or Rule 12b-1 fees.

•	Repurchase Agreements Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

•	U.S. Government Securities Risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the United States. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Even if a security is backed by the U.S. Treasury or the full faith and credit of the United States, such guarantee applies only to the timely payment of interest and principal. Neither the U.S. government nor its agencies guarantees the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of U.S. government securities.

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Service Class (formerly Class S) Shares, and by showing how the Fund’s average annual total returns for 1, 5 and 10 years or life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s broad-based market indexes, the iMoneyNet, Inc. Treasury and Repo Retail Average and the iMoneyNet, Inc. Treasury and Repo Institutional Average. Updated performance information is available at www.wilmingtonfunds.com.

6	December 29, 2023 / PROSPECTUS

WILMINGTON U.S. TREASURY MONEY MARKET FUND

Annual Total Returns – Service Class Shares

Best Quarter 1.15% 9/30/2023 Worst Quarter 0.00% 3/31/2022

The Fund’s Service Class Shares total return for the nine-month period from January 1, 2023 to September 30, 2023 was 3.19%.

Average Annual Total Returns

(For the periods ended December 31, 2022)

	1 Year	5 Years	10 Years or Life of Shares

Service Class Shares

Return Before Taxes	1.15%	0.78%	0.41%

Select Class Shares

Return Before Taxes	1.40%	1.01%	0.56%

Administrative Class Shares

Return Before Taxes	1.27%	0.87%	0.47%

Institutional Class Shares

Return Before Taxes	1.46%	N/A	0.65%	*

Preferred Institutional Class Shares[1]

Return Before Taxes	N/A	N/A	N/A

iMoneyNet, Inc. Treasury and Repo Retail Average (reflects no deduction for taxes)	1.20%	0.85%	0.48%

iMoneyNet, Inc. Treasury and Repo Institutional Average (reflects no deduction for taxes)	1.39%	1.01%	0.57%

[1]	The Preferred Institutional Class commenced operations on [December 29, 2023]
*	The total return shown for the Institutional Class Shares is for the period beginning October 16, 2019 (commencement of operations). The total returns for same corresponding period for the iMoneyNet Inc. Treasury and Repo Retail Average and iMoneyNet Inc. Treasury and Repo Institutional Average were 0.52% and 0.63%, respectively.

You may go to www.wilmingtonfunds.com or call the Fund at 1-800-836-2211 for the current 7-Day Net Yield.

Management of the Fund

Investment Advisor

Wilmington Funds Management Corporation

Investment Sub-Advisor

Wilmington Trust Investment Advisors, Inc.

Wilmington Funds Management Corporation has voluntarily agreed to reduce its advisory fee and/or reimburse certain of the Fund’s operating expenses, and/or certain class-specific fees and expenses, in an effort to maintain the current yield of each share class at or above zero. The fee waiver does not take into consideration acquired fund fees and expenses, taxes or extraordinary items. Any such waiver or expense reimbursement may be modified or discontinued at any time without notice.

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the New York Stock Exchange (“NYSE”) is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures.

Minimum Initial Investment Amount (Service Class):*		$0

Minimum Initial Investment Amount (Administrative Class):*		$1,000

Minimum Initial Investment Amount (Select Class):*		$100,000

Minimum Initial Investment Amount (Institutional Class):*	$	[500,000	]

Minimum Initial Investment Amount (Preferred Institutional Class):*	$	[1,000,000	]

Minimum Subsequent Investment Amount (all share classes except Service Class):†		$25

*	Other restrictions may apply. See “Purchasing Shares” in the Prospectus for further information.

†	The minimum subsequent investment amount for Service Class shares is $0.

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are taxable and generally will be taxed as ordinary income, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed when withdrawn from the tax-advantaged account.

PROSPECTUS / December 29, 2023	7

WILMINGTON U.S. TREASURY MONEY MARKET FUND

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

8	December 29, 2023 / PROSPECTUS

ADDITIONAL INFORMATION ABOUT INVESTMENT GOALS, STRATEGIES AND RISKS OF THE FUNDS AND THE UNDERLYING FUNDS

The following pages describe the investment goal, strategies and risks of the Funds and the underlying funds. There can be no assurance that a Fund will achieve its goal. However, each Fund endeavors to do so by following the strategies and policies described in this prospectus. The investment goal of a Fund may only be changed upon the approval of a majority of the outstanding shares of the Fund. Certain investment strategies may be changed without shareholder approval, although a Fund will provide shareholders with at least 60 days prior written notice of a change in its 80% investment policy.

This prospectus of the Trust offers Shares of 2 Funds, including Service Class Shares, Administrative Class Shares, Select Class Shares, Institutional Class Shares and Preferred Institutional Class Shares.

WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND

Investment Goal

The Fund seeks to provide current income while maintaining liquidity and stability of principal.

Principal Investment Strategies of the Fund

The Fund operates as a “Government Money Market Fund,” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended. This means that the Fund invests at least 99.5% of its total assets in (1) U.S. government securities, (2) repurchase agreements that are collateralized fully by U.S. government securities or cash, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market Funds. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash. While the Board of Trustees may elect to impose a liquidity fee upon the sale of your shares, the Board has not elected to do so at this time. Should the Board elect to do so, such change would only become effective after shareholders were provided with specific advance notice of the change in the Fund’s policy and provided with the opportunity to redeem their shares in accordance with Rule 2a-7 before the policy change became effective.

In selecting securities for the Fund, the investment advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality, and must meet certain SEC requirements relating to portfolio liquidity. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of

60 days or less and a dollar-weighted average life of 120 days or less.

Principal Risks of Investing in the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of M&T Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The investment advisor has no legal obligation to provide financial support to the Fund, and you should not expect that the investment advisor will provide financial support to the Fund at any time.

The primary factors that may reduce the Fund’s returns include:

•	Credit Risk
•	Interest Rate Risk
•	Investments in Other Money Market Mutual Funds Risk
•	Repurchase Agreements Risk
•	U.S. Government Securities Risk

WILMINGTON U.S. TREASURY MONEY MARKET FUND

Investment Goal

The Fund seeks to provide current income while maintaining liquidity and stability of principal.

Principal Investment Strategies of the Fund

The Fund operates as a “Government Money Market Fund,” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended. This means that the Fund invests at least 99.5% of its total assets in (1) U.S. government securities, (2) repurchase agreements that are collateralized fully by U.S. government securities or cash, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market Funds. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash. While the Board of Trustees may elect to impose a liquidity fee upon the sale of your shares, the Board has not elected to do so at this time. Should the Board elect to do so, such change would only become effective after shareholders were provided with specific advance notice of the change in the Fund’s policy and provided with the opportunity to redeem their shares in accordance with Rule 2a-7 before the policy change became effective.

In selecting securities for the Fund, the investment advisor considers factors such as current yield, the anticipated level

PROSPECTUS / December 29, 2023	9

ADDITIONAL INFORMATION ABOUT INVESTMENT GOALS, STRATEGIES AND RISKS OF THE FUNDS AND THE UNDERLYING FUNDS

of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality, and must meet certain SEC requirements relating to portfolio liquidity. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

Principal Risks of Investing in the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of M&T Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The investment advisor has no legal obligation to provide financial support to the Fund, and you should not expect that the investment advisor will provide financial support to the Fund at any time.

The primary factors that may reduce the Fund’s returns include:

•	Credit Risk
•	Interest Rate Risk
•	Investments in Other Money Market Mutual Funds Risk
•	Repurchase Agreements Risk
•	U.S. Government Securities Risk

10	December 29, 2023 / PROSPECTUS

PRINCIPAL SECURITIES OF THE FUNDS

Principal Securities of the Funds

Money Market Funds

•	Fixed Income Securities
•	U.S. Government Securities, including:
•	Treasury Securities
•	Agency Securities
•	Repurchase Agreements
•	Investing in Securities of Other Investment Companies (Government Money Market Funds)

PROSPECTUS / December 29, 2023	11

PRINCIPAL SECURITIES OF THE FUNDS

Principal Securities of the Funds

The following list is a description of the principal securities in which the Funds may invest. More information on the principal and acceptable investments of the Funds is contained in the Funds’ Statement of Additional Information (“SAI”). With respect to the Wilmington U.S. Government Money Market Fund and Wilmington U.S. Treasury Money Market Fund, the discussion of investments in this section is qualified by Rule 2a-7 limitations.

Fixed Income Securities

Fixed income securities (“bonds”) pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. A security’s yield measures the annual income earned on a security as a percentage of its price.

A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. The following describes the principal types of fixed income securities in which certain Funds may invest.

U.S. Government Securities

A U.S. Government security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. U.S. Government securities generally consist of Treasury securities and agency securities. The Funds considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of the Funds’ investment policies. Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (“GSE”) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (“GSE”) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment).

12	December 29, 2023 / PROSPECTUS

PRINCIPAL SECURITIES OF THE FUNDS

Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

Special Transactions

Repurchase Agreements

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Advisor. A Fund’s custodian will take possession of the securities subject to repurchase agreements. The Advisor will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks.

Investing In Securities Of Other Investment Companies

A Fund may invest its assets in securities of other investment companies, including the securities of money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. SEC rules require that any expenses incurred by certain other investment companies be included in a fund’s expense ratio as “Acquired Fund Fees and Expenses.”

Other Investment Strategies

Temporary Defensive Investments

The Money Market Funds may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar weighted average maturity or investing in other securities that are eligible securities for purchase by money market funds as described in the “Fund Summary” section of this Prospectus and in accordance with federal laws concerning money market funds, in anticipation of, or in response to, adverse market, economic, political or other conditions.

Investment Ratings For Investment Grade Securities

The Advisor or sub-advisor will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor’s, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer’s inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s or sub-advisor’s credit assessment that the security is comparable to investment grade.

Investment Process Governance

The Wealth and Institutional Services Division (“WISD”) of M&T Bank Corporation consists of the investment management businesses of Wilmington Funds Management Corporation, Wilmington Trust Investment Advisors, Inc., and Wilmington Trust Investment Management, LLC (the “WISD Registered Investment Advisers”), and the investment management, personal trust, corporate trust, asset administration and related businesses of M&T Bank, Wilmington Trust, N.A., and Wilmington Trust Company (the “WISD Trust Entities”).

The WISD Investment Committee (the “Investment Committee”) exists to assist the Boards of Directors of the WISD Trust Entities (indirectly through other intermediate committees) in fulfilling their responsibilities to oversee the investment-related activities of WISD to ensure the proper exercise of fiduciary powers by the WISD Trust Entities, and to assist the Boards of Directors of the WISD Registered Investment Advisers in fulfilling their responsibilities.

The Investment Committee consists of two subcommittees: the Investment Committee-Investment Strategy Matters (the “IC-ISM”), and the Investment Committee-General Matters, and each of the subcommittees has voting and non-voting members. The IC-ISM’s voting members include the Chief Investment Officer, Head of Equity, Head of Fixed Income, Head of Investment Strategy, Head of Fixed Income Search and Strategy and Chief Economist of Wilmington Trust Investment Advisors, as well as several senior employees of the WISD Trust Entities. The non-voting members include other investment professionals from Wilmington Trust Investment Advisors, as well as investment professionals from the WISD Trust Entities.

The IC-ISM meets formally at least monthly, and is responsible for a variety of tasks and functions, such as:

•	setting overall strategy for asset allocation, including risk objectives, types of strategic allocations needed (benchmark relative, absolute return, income oriented, etc. ) and types of tactical allocations to be considered;

•

developing the methodology for longer-term strategic allocation advice and more intermediate-term tactical allocation advice, including: (i) research, evaluation of efficacy and execution of valuation and price momentum methodologies, as well as reviews of academic research and third-party solutions and support leading to process improvement; (ii) macro factor identification and analysis for use in allocation processes; and (iii) setting of diversified benchmarks for allocation advice, excess return expectations against benchmarks and the target

PROSPECTUS / December 29, 2023	13

PRINCIPAL SECURITIES OF THE FUNDS

and allowable tracking error of advice against benchmarks; and

•	developing methodologies for addressing key characteristics of portfolio construction advice, including: (i) the methodology for assigning portfolio exposures within asset classes between active and passive exposures; (ii) determining the impact to construction and exposures to meet yield expectations; (iii) the positioning and use of trend-following trading strategies to address overall portfolio and asset class exposures; (iv) the use and guidelines of portfolio insurance; (v) the positioning and guidelines for private equity and private real estate solutions within portfolios; (vi) the impact of liquidity within products and the decision set around their use; (vii) the interaction of manager styles, correlations of excess returns and volatility in determining combinations and weights of active managers within portfolios; (viii) the rebalancing methodologies, frequencies and thresholds; and (ix) the consideration of income taxes in portfolio construction.

The Investment Committee-General Matters oversees a variety of other investment-related functions, policies and procedures of the WISD Trust Entities and the WISD Registered Investment Advisers.

Generally, the IC-ISM’s determinations are applied across all investment management products managed by the WISD Registered Investment Advisers and the WISD Trust Entities, including separately managed accounts, model portfolios and pooled investment vehicles. The IC-ISM’s determinations regarding strategic and tactical asset allocation and portfolio construction may affect the three Wilmington Multi-Manager Funds and the Large-Cap Strategy Fund directly, as these funds pursue their investment goals by using multiple asset classes and/or investment styles, or, in the case of the Large-Cap Strategy Fund, by allocating its assets among industry sectors. Subject, at all times, to the requirements of each such Fund’s investment goal and principal investment strategies, WTIA portfolio managers for the three Wilmington Multi-Manager Funds will allocate and reallocate assets among sub-advisors and asset classes, and WTIA portfolio managers for the Large-Cap Strategy Fund will allocate and re-allocate its assets among industry sectors, in response to the determinations of the IC-ISM.

Specific Risks of Investing in the Funds

Changing Fixed Income Market Conditions Risk

Interest rates have changed due to changes in Federal Reserve Bank (FRB) monetary policy actions, as well as, the monetary policy responses of other central banks around the world. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

Convertible securities are subject to the risks typically associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. A Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund’s return.

Counterparty Risk

A Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. A Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid.

Credit Risk

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money. Changes in an issuer’s financial strength, the market’s perception of an issuer’s creditworthiness, or in the credit rating of the issuer or the security may also affect the value of a Fund’s investment in that issuer.

Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

14	December 29, 2023 / PROSPECTUS

PRINCIPAL SECURITIES OF THE FUNDS

Geopolitical Risk

Geopolitical risks, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, natural gas, or other valuable resources, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects.

Although inflation-indexed securities may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-indexed securities would likely decline in price, resulting in losses to the Fund. If the Fund purchases inflation-indexed securities in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the Fund may experience a loss if there is a subsequent period of deflation or a lower level of inflation. If inflation is lower than expected during the period the Fund holds an inflation-indexed security, the Fund may earn less on the security than on a conventional bond.

Interest Rate Risk

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Investments in Other Money Market Mutual Funds Risk

To the extent that a Fund invests in shares of other money market mutual funds, its performance is directly tied to the performance of such other funds. If one of these other money market mutual funds fails to meet its objective, the Fund’s performance could be negatively affected. In addition, Fund shareholders will pay a proportionate share of the fees and expenses of such other money market mutual funds (including applicable management, administration and custodian fees) as well as the Fund’s direct expenses. Any such other money market mutual fund will not charge any front-end sales loads, contingent deferred sales charges or Rule 12b-1 fees.

Market Risk in General

Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on a Fund and its investments.

In addition, any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the economies of the affected country and other countries with which it does business. This could, in turn, adversely affect a Fund’s investments in that country and other affected countries.

The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, impacting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of COVID-19 are currently unknown, which may exacerbate other types of risks that apply to the Fund and negatively impact Fund performance and the value of your investment in the Fund.

Repurchase Agreements Risk

A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

U.S. Government Securities Risk

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the United States. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Even if a security is backed by the U.S. Treasury or the full faith and credit of the United States, such guarantee applies only to the timely payment of interest and principal. Neither the U.S. government nor its agencies guarantees the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of U.S. government securities.

Valuation Risk

The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

PROSPECTUS / December 29, 2023	15

SUB-ADVISORS

Disclosure Of Portfolio Holdings Information

The Funds’ annual and semiannual reports contain complete listings of each Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. The Funds’ annual and semiannual reports are filed with the SEC within 60 days of the end of the reporting period and the Funds’ monthly portfolio holdings are filed with the SEC within 60 days after the end of each fiscal quarter at the SEC’s website at www.sec.gov. Each Money Market Fund prepares a report on Form N-MFP of its portfolio holdings as of the last business day or any subsequent calendar day of the preceding month, which is filed with the SEC within five business days of month end.

Each quarter, each Fund provides the top 10 holdings to the insurance companies that offer the Fund in its insurance contracts. This information is provided to these entities under an agreement of confidentiality, before such information is made publicly available, so that these entities may produce fact sheets about the Fund as of the end of such quarter, which may include an analysis of the Funds’ holdings by sector, credit quality and/or country, as applicable.

The SAI describes the policies and procedures that relate to the disclosure of the Funds’ portfolio holdings.

Who Manages The Funds?

The Board of Trustees (the “Board”) governs the Funds. The Board selects and oversees the Advisor, WFMC, (formerly, Rodney Square Management Corporation) an affiliate of M&T Bank. The Advisor’s address is 1100 North Market Street, Wilmington, DE 19890.

The Advisor manages each Fund’s assets but may engage sub-advisors to provide investment management services for some or all of a Fund’s assets as more fully described in the Principal Investment Strategies for each Fund, If not delegated to a sub-advisor the Advisor’s services include buying and selling portfolio securities. The Funds’ principal sub-advisor is Wilmington Trust Investment Advisors, Inc. (WTIA) for those assets of the Funds allocated to WTIA by WFMC. For some Funds, WFMC may allocate all or a significant percentage of such Fund’s assets to WTIA to provide investment management services. For other Funds, WFMC may allocate a small portion or no portion of the Fund’s assets to WTIA to provide investment management services.

M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses in 12 states from Maine to Virginia and Washington D.C. As of [September 30, 2023], M&T Bank Corporation had total assets of [$207.7 ]billion. WFMC and entities affiliated with WFMC or its predecessors have served as investment advisor to certain of the Funds since 1988 and, as of [September 30, 2023], it managed approximately

[$14.8] billion in assets. As part of its regular banking

operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.

For the services under the advisory and sub-advisory contracts, the Advisor and sub-advisors are paid an annual advisory and sub-advisory fee from each Fund equal to a percentage of each Fund’s average daily net assets after taking into account any applicable fee waivers or reimbursements. For the fiscal year ended April 30, 2023, aggregate fees paid were as follows:

FUND	Advisory Fee Paid

U.S. Government Money Market Fund	0.19%

U.S. Treasury Money Market Fund	0.17%

The Advisor may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

The Advisor has determined to voluntarily waive and/or reimburse sufficient expenses of any class of the Money Market Funds to the extent necessary to maintain a yield of not less than zero. There is no guarantee that any class of the Money Market Funds will maintain such a yield. The Advisor may amend or terminate this voluntary waiver and/or reimbursement at any time without prior notice to shareholders.

A discussion of the Board’s review of the Funds’ investment advisory contracts will be available in the Funds’ Semi-Annual Shareholder reports for the period ended October 31, 2023.

M&T Securities, Inc., an affiliate of WFMC, and its affiliates also may receive up to 0.25% of average daily net assets of the Funds’ Select Shares, Service Shares and Administrative Shares for shareholder services under the Shareholder Services Plan described in “Shareholder Services Plans”. In addition, they may receive up to 0.25% of the Funds’ average daily net assets of the Service Shares and Administrative Shares for the distribution services provided to the Funds under the Rule 12b-1 Plan described in “Rule 12b-1 Plans”.

In addition to the investment management services provided by WFMC, WFMC in its role as co-administrator, provides the Funds with certain administrative personnel and services necessary to operate the Funds and is entitled to receive a maximum fee of 0.040% of the Funds’ average daily net assets for such administrative personnel and services.

Sub-Advisors

Subject to oversight by the Board, the Advisor is responsible for overseeing the sub-advisors and recommending their hiring, termination and replacement. Pursuant to an exemptive order from the SEC, the Advisor (subject to the

16	December 29, 2023 / PROSPECTUS

HOW TO PURCHASE, REDEEM AND EXCHANGE SHARES

approval of the Board) may, with respect to any of the Funds, select and replace sub-advisors, which are unaffiliated with the Advisor, and amend Sub-Advisory agreements without obtaining shareholder approval, provided that certain conditions are met. The Advisor, and each applicable Fund, has entered into Sub-Advisory agreements with the sub-advisors listed below to manage the Fund indicated, subject to supervision of the Advisor and the Board, and in accordance with the investment goals and restrictions of the respective Funds. For their services, each sub-advisor (other than WTIA) is entitled to receive a fee based upon a percentage of their respective Fund’s average daily net assets, which will be paid by the Fund and not by the Advisor. WTIA is compensated from the advisory fee received by the Advisor.

Wilmington Trust Investment Advisors, Inc. (“WTIA”) serves as the principal sub-advisor for the Funds and, for those assets of a Fund allocated by the Advisor, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, WFMC and WTIA. WTIA is an affiliate of WFMC and is located at 1100 North Market Street, 9th Floor, Wilmington, DE 19890. As of [September 30, 2023], WTIA had assets under management of approximately [$28.7] billion.

How Are Shares Priced?

The Trust offers seven classes of Shares: Class A Shares, Class I shares, Service Class Shares, Administrative Class Shares, Select Class Shares, Institutional Class Shares, and Preferred Institutional Class Shares. All Share classes have different sales charges and other expenses, which affect their performance. Each Share class represents interests in a single portfolio of securities.

Each Money Market Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing its portfolio securities using the amortized cost method. In all cases, the Funds’ Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value. The Money Market Funds cannot guarantee that their NAV will always remain at $1.00 per Share. The NAV is determined at the end of regular trading of the NYSE, which is generally 4:00 p.m. (Eastern time) but may vary due to market circumstances or other reasons (NYSE close) on each day the NYSE is open. In addition, the Money Market Funds reserve the right to allow the purchase, redemption, and exchange of Shares on any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Money Market Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day, to the time of such closing.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

To the extent any Fund invests in other investment companies, the prospectuses for those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

How to Purchase, Redeem and Exchange Shares

To help the government fight the funding of terrorism and money laundering activities and to verify your identity, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. If you do not provide this information, or if the Funds are unable to verify your identity or that of any other person(s) authorized to act on your account, the Funds reserve the right to close your account using the then-current net asset value.

The Funds will only accept purchases from investors residing in the United States (including Guam, Puerto Rico, and the US Virgin Islands) who have a U.S. mailing address. The Wilmington Funds are unable to accept an account for a non-resident alien (a person who is not a permanent resident or citizen of the U.S.) or for a foreign legal entity (any business or other entity that is organized under the laws of, or located in, a country other than the U.S.). The Funds do not issue share certificates and they reserve the right to reject any purchase request for any reason. The Funds also reserve the right to close an account for any reason.

When the NYSE is open for business, you may purchase, redeem, or exchange Shares by phone, mail, or wire through your financial intermediary or the Trust, subject to daily cutoff times. Your order will be processed at the next calculated NAV, plus any sales charges or less any CDSC as applicable, after your order request is received by the Fund or its designated agent in proper form. The NYSE is closed on weekends and on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Juneteenth National Independence Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and

PROSPECTUS / December 29, 2023	17

HOW TO PURCHASE, REDEEM AND EXCHANGE SHARES

Christmas Day. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed. In addition to the scheduled NYSE holidays noted above, the Federal Reserve wire system is scheduled to be closed on the following days: Columbus Day and Veterans’ Day.

Purchasing Shares

If you would like to purchase Shares of a Wilmington Fund for the first time, please consult a financial professional in your area. If you do not have a financial professional, please call Shareholders Services at 1-800-836-2211.

Service Class Shares

Minimum Initial Investment Amount:		None

Minimum Subsequent Investment Amount:		None

Administrative Class Shares

Minimum Initial Investment Amount:		$1,000

Minimum Subsequent Investment Amount:		$25

Select Class Shares

Minimum Initial Investment Amount:		$100,000

Minimum Subsequent Investment Amount:		$25

Institutional Class Shares

Minimum Initial Investment Amount (U.S. Government Money Market Fund):	$	[2,500,000	]

Minimum Initial Investment Amount (U.S. Treasury Money Market Fund):	$	[500,000	]

Minimum Subsequent Investment Amount:		$25

Preferred Institutional Class Shares

Minimum Initial Investment Amount (U.S. Government Money Market Fund):	$	[5,000,000	]

Minimum Initial Investment Amount (U.S. Treasury Money Market Fund):	$	[1,000,000	]

Minimum Subsequent Investment Amount:		$25

Accounts With Low Balances

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below $250 for Service Class Shares and $10,000 for Administrative Class Shares. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum account balance required.

Through Your Financial Intermediary

Shareholders normally purchase Shares through investment professionals and different types of customer accounts at financial intermediaries. You should read this prospectus together with any agreements between you and your financial intermediary to learn about procedures to follow, the services provided, the fees charged for those services, required earlier cutoff times than shown in this prospectus, and any restrictions and limitations imposed.

Directly With Wilmington Funds

To purchase Shares directly with the Trust, please call Shareholder Services at 1-800-836-2211.

Transactions by Telephone

Once your account is established, you may purchase, redeem or exchange Shares by telephone unless you have declined this privilege on your account application. Please call Shareholder Services at 1-800-836-2211 to transact by telephone.

The Funds reserve the right to modify or terminate telephone redemption and exchange privileges at any time.

Shareholders will be notified prior to any modification or termination. Your telephone instructions may be electronically recorded for your protection. Shareholders who purchase Shares by telephone or accept the telephone redemption or exchange privilege authorize the Trust and its agents to act upon their telephonic instructions for any account for which they have authorized such services. Redeeming or exchanging Shares over the telephone is convenient, but not without risk. Although the Funds have created certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following phone instructions we reasonably believe to be genuine. If you transact with the Fund over the telephone, you will generally bear the risk of any loss.

Payment Methods

Payment may be made by check, Federal Reserve System wire, or Automated Clearing House (“ACH”). Please see “Limitations on Redemption Proceeds” below for information on how your form of payment may impact the timing of redemption payments. Where a Fund offers more than one Share class and you do not specify the class choice on your form of payment, you generally will receive Service Class Shares in the case of the Money Market Funds. Each payment must be accompanied by your name, the Fund’s name and Share class, and your account number (if established).

By Check

Current shareholders can purchase additional Shares by sending a check to the Trust accompanied by purchase instructions. Make your check payable to (Name of the Fund and Class of Shares) and mail it to Shareholder Services.

Regular mail	Express Mail
PO Box 534481 Pittsburgh, PA 15253-4481	Attn: 534481 500 Ross Street Pittsburgh, PA 15262

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HOW TO PURCHASE, REDEEM AND EXCHANGE SHARES

If you are not a current shareholder, please call Shareholder Services at 1-800-836-2211 for information on how to purchase Shares. Purchase orders by mail for Money Market Funds begin earning dividends on the day after the check is converted into federal funds.

The Funds do not accept cash, money orders, credit cards, travelers checks, or third party checks (for example, checks that are either not from the investor or made payable to a third party and endorsed over to the Trust).

By Federal Reserve System Wire

Once your account is established, ask your bank to wire money to the Fund’s custodian bank, accompanied by purchase instructions. For additional purchases, wire your investment along with your fund and account number. Wire orders will only be accepted on days on which the Funds, M&T Bank, and the Federal Reserve wire system are open for business. Some financial institutions may charge a fee for wire services. The Funds also reserve the right to charge a processing fee for wire transfers. Below is a chart that shows the different cutoff times for processing Fund purchases and what it means to you. The Funds are not responsible for delays in the receipt of wires.

FUND TYPE	Your Purchase Request in Proper Order/ Federal Funds Received Before: (Eastern time)	Results in:	Your Purchase Request In Proper Order and Federal Funds Received After: (Eastern time)	Results in:

Money Market Funds	4:30 p.m.	Dividends earned that day	4:30 p.m.	Dividends earned beginning next day

Send your wire to:

BNY Mellon Investment Servicing (US) Inc.

New York, NY

Dollar Amount of Wire

ABA Number 011001234

Account Number 000073-8506

Attn: (Wilmington Fund Name)

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Further Credit To: (Wilmington Account name and number)

By ACH

Once your account is established, you may purchase Fund Shares by transferring money via ACH from your checking or savings account to your Fund account. You will not begin earning dividends on Fund Shares until the ACH transaction settles, which could be as soon as the next business day.

Systematic Investment Program

Once you have opened a Fund account, you can add to your investment on a regular basis in amounts of $25 or more through automatic deductions from your checking or savings account. To sign up for this program, please call Shareholder Services at 1-800-836-2211.

Redeeming Shares

To redeem Shares you must provide us with your name, the Fund’s name and Share class, your account number, the number of Shares or dollar amount you wish to redeem, and your choice of Payment Option. If you do not specify a Payment Option, a check will be mailed to you at your address of record. Redemption requests for Shares held through an IRA account must be made by mail unless you have previously elected to participate in the telephone redemption option.

By Telephone

To redeem Shares by telephone, please call Shareholder Services at 1-800-836-2211. You are automatically eligible to make telephone redemptions unless you decline the privilege at the time you open your account. It is recommended that you provide the necessary information for the telephone redemption option on your initial application. If you do not do this and later wish to take advantage of the telephone redemption privilege, call Shareholder Services for authorization forms.

The Trust limits telephone redemptions to the address of record to $50,000 per day. Telephone redemption requests above $50,000 may be transferred to a linked bank account on record. Otherwise, you must submit a written request with a Medallion signature guarantee. Please contact Shareholder Services for further information.

By Mail

Send your written request to Wilmington Funds.

Regular mail	Express Mail
PO Box 534481 Pittsburgh, PA 15253-4481	Attn: 534481 500 Ross Street Pittsburgh, PA 15262

Payment Options

You may receive your redemption proceeds by check, Federal Reserve System wire, or ACH transfer to your designated bank account. See “Limitations on Redemption Proceeds” below for additional information about payment of redemption proceeds. The Funds reserve the right to charge a fee for outgoing wires and overnight check requests. The Funds may, in their discretion, waive this fee under special circumstances.

By Check

Normally, a check for redemption proceeds is mailed within one business day after your redemption order is received, but in no event more than seven business days after receipt of a proper redemption request.

By Federal Reserve System Wire

Wire transfers of redemption proceeds can only be made on days on which the Federal Reserve wire system and the Funds are open for business. Certain financial institutions may charge a fee for the receipt of wire transfers. The Funds also reserve the right to charge a processing fee for wire

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HOW TO PURCHASE, REDEEM AND EXCHANGE SHARES

transfers. Below is a chart that shows the different cutoff times for processing Fund redemptions by wire and what it means to you.

FUND TYPE/NAME	Your Redemption Request in Proper Order Received Before: (Eastern time)	Results in:	Your Redemption Request in Proper Order Received After: (Eastern time)	Results in:

Money Market Funds	4:30 p.m.	Same day wire No dividends earned that day	4:30 p.m.	Next day wire Dividends earned that day

By ACH

You may have redemption proceeds sent directly to your checking or savings account via ACH transfer from the Fund. If you place your order by 4:30 p.m. (Eastern time) for the Money Market Funds you will receive that day’s closing NAV. Since ACH transfers are processed overnight, you generally will not receive redemption proceeds until at least the second business day.

Systematic Withdrawal Program

You may automatically redeem Shares in a minimum amount of $50 ($1,000 for Select Class, Institutional Class, and Preferred Institutional Class Shares) on a regular basis. Your account must be worth at least $10,000 at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. For more information and an application form for this program call Shareholder Services at 1-800-836-2211.

Checkwriting

You may request checks to redeem shares of certain money market funds. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment. The ability to redeem Shares by check may not be available when establishing an account through a financial intermediary. You should read this prospectus together with any applicable agreement between you and your financial intermediary to learn about the services provided, the fees charged for those services, and any check minimum or maximum amounts, restrictions or other limitations that may be imposed. For more information, call Shareholder Services at 1-800-836-2211. See also “Limitations on Redemption Proceeds” below for additional restrictions.

Additional Conditions

Signature Guarantees

For your protection, the Trust requires the Medallion Guarantee (STAMP 2000 Medallion Guarantee) on written requests and instructions:

•	when you are requesting a redemption by check of $50,000 or more;
•	when you want a redemption to be sent to an address or bank account other than the one you have on record with the Fund;

•	when you want the redemption payable to someone other than the shareholder of record; or

•	when you request a bank account to be linked to your Wilmington Fund (all bank account owners must sign).

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker-dealer that is a domestic stock exchange member, but not by a notary public.

Limitations on Redemption Proceeds

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

•	to allow your purchase to clear (as discussed below);

•	during periods of market volatility;

•	when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets;

•	during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.

If you request a redemption of Shares recently purchased by check (including a cashier’s check or certified check) or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be cancelled and you will be responsible for any losses incurred by the Fund as a result of your cancelled order. In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:

•	when the NYSE is closed, other than customary weekend and holiday closings;

•	when trading on the NYSE is restricted, as determined by the SEC; or

•	in which an emergency exists as determined by the SEC, so that disposal of the Fund’s investments or determination of its NAV is not reasonably practicable.

You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

Board Authority to Suspend Redemptions to Liquidate Money Market Funds

In the unlikely event that at the end of a business day, a Money Market Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest one percent, has deviated from the stable price established by the Board of Trustees or the Board of Trustees, including a majority of trustees who are not interested persons of the fund, determines that such a deviation is likely to occur and irrevocably has approved the liquidation

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HOW TO PURCHASE, REDEEM AND EXCHANGE SHARES

of the Fund, the Fund’s Board of Trustees has the authority to suspend redemptions of the Fund’s shares.

Redemptions

Under normal circumstances, each Fund intends to pay Share redemptions in cash. On a less regular basis, a Fund may satisfy redemption requests in cash by borrowing money through drawing on a line of credit from a bank. Each Fund further reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities. In the unlikely chance a Fund’s redemption is fulfilled by the distribution of a Fund’s portfolio securities the redemptions in kind will either be done through a distribution of a pro rata slice of the Funds’ portfolio of securities, selected individual portfolio securities, or a representative basket of portfolio securities. The redemption in kind methods will only be used on special circumstances and may need to be used in stressed market conditions.

Redemption from Retirement Accounts

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in a Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

Exchanging Shares

You may exchange Shares of a Wilmington Fund for the same Share class of another Wilmington Fund. All exchange requests must include your name and account number, the Fund’s name and Share class, the number of Shares or dollar amount you wish to exchange and the name of the Fund into which the exchange is to be made. In order to exchange Shares you must submit your request in proper form and:

•	meet the minimum initial investment requirements (if the exchange results in the establishment of a new account);

•	establish an account in the Fund you want to acquire if you do not have an account in that Fund;

•	ensure that the account registrations are identical;

•	receive a prospectus for the Fund into which you wish to exchange; and

•	only exchange into a Fund that may be legally sold in your state of residence.

An exchange is treated as a redemption and subsequent purchase and is a taxable transaction. The Funds may modify or terminate the exchange privilege at any time, and shareholders will be notified prior to any modification or termination.

By Telephone

To request an exchange, and for additional information about the exchange privilege, call Shareholder Services at

1-800-836-2211. Below is a chart that shows the cutoff time for processing Fund exchanges and what it means to you.

FUND TYPE/NAME	Your Exchange Request in Proper Order Received Before: (Eastern time)	Results in:	Your Exchange Request in Proper Order Received After: (Eastern time)	Results in:

Money Market Funds	4:30 p.m.	Same day exchange	4:30 p.m.	Next day exchange

You will not receive a dividend from the Fund into which you are exchanging on the date of the exchange.

You will automatically be eligible for telephone exchanges, unless you decline this privilege at the time you open your account. It is recommended that you provide the necessary information for the telephone exchange option on your initial application. If you do not do this and later wish to take advantage of the privilege, call Shareholder Services at 1-800-836-2211 for authorization forms.

By Mail

Send your written request to

Wilmington Funds

Regular Mail	Express Mail
PO Box 534481 Pittsburgh, PA 15253-4481	Attn: 534481 500 Ross Street Pittsburgh, PA 15262

Systematic Exchange Program

You may exchange Shares from one Fund into the same share class of another Fund on a monthly, quarterly or annual basis. Exchanges must be at least $25 and are subject to limitations as described above. For more information and an application form for this Program, call Shareholder Services at 1-800-836-2211.

Class A Share and Service Class Exchanges

Exchanges at NAV

If you exchange between Funds with different sales charges, the exchange will be made at NAV. However, you would pay applicable sales charges when exchanging Shares from a Money Market Funds into a Fixed Income, Alternatives, Asset Allocation or Equity Fund. If you paid a sales charge once (including Shares acquired through reinvestment of dividends and capital gains), you will not have to pay the sales charge again upon exchange. This is true even if you exchange out of a Fund with a sales charge, then into a Fund without a sales charge and back into a Fund with a sales charge.

In addition, you may purchase Class A Shares of any Wilmington Fund without paying a sales charge. In order to exchange into or purchase Class A Shares of any Wilmington Fund without paying a sales charge (where a sales charge would otherwise be imposed), you or your financial intermediary must notify ALPS Distributors, Inc. or Wilmington Funds Shareholder Services at the time of the transaction.

PROSPECTUS / December 29, 2023	21

FREQUENT TRADING POLICIES

Exchanges Subject to a Sales Charge

If you invested in a Fund without a sales charge, and exchange into a Fund with a sales charge, you will be assessed the applicable sales charge when you make the exchange. However, the sales charge will not be applied to any Shares that you acquired through reinvestment of dividends and capital gains. Dividends of the Administrative Shares and Service Shares of the Money Market Funds can be reinvested into Class A Shares of any other Wilmington Fund at NAV at time of payment.

Frequent Trading Policies

Fixed Income Funds, Asset Allocation Funds, Equity Funds and Alternatives Fund

Frequent or short-term trading into and out of a Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund’s investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions) and increase brokerage and administrative costs. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund’s NAV in advance of the time as of which NAV is calculated or through an overall strategy to buy and sell Shares in response to incremental changes in the Fund’s NAV. This may be particularly likely where the Fund, directly or through an Underlying Fund, invests in high yield securities or securities priced in foreign markets.

The Funds’ Board has approved policies and procedures intended to discourage excessive trading of the Fund’s Shares. The Funds monitor trading in Shares in an effort to identify disruptive trading activity. Whether or not the specific testing criteria or monitoring limits proscribed by the policies and procedures are exceeded, the Funds’ management or Advisor may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder or broker is engaged in excessive trading that is or could be detrimental to the Funds and other shareholders and may preclude the shareholder or broker from making further purchases or exchanges of Shares. No matter how the Funds define their testing criteria for, or monitoring limits on, excessive trading of Shares, other purchases and sales of Shares may have adverse effects on the management of a Fund’s portfolio and its performance.

The Advisor will provide to the Funds’ Board a quarterly report of all occurrences deemed to be excessive trading during the preceding quarter, and a description of any action taken with respect thereto.

Money Market Funds

Given the short-term nature of the Money Market Funds’ investments and their use of the amortized cost method for calculating the NAV of Money Market Fund Shares, the Funds do not anticipate that in the normal case frequent or short-term trading into and out of the Money Market Funds will have significant adverse consequences for the Money Market Funds and their shareholders. For this reason, and because the Money Market Funds are intended to be used as liquid short-term investments, the Funds’ policies and procedures to discourage frequent or short-term trading do not apply to the Money Market Funds’ Shares. However, the Money Market Funds may limit or terminate the availability of purchases or exchanges to a shareholder and may bar the shareholder from purchasing or exchanging Shares of the Money Market Funds and other non-Money Market Funds if the Funds’ management or Advisor determines from the amount, frequency or pattern of purchased and redemptions or exchanges that the shareholder is engaged in excessive trading that is or could be detrimental to the non-Money Market Funds and their shareholders.

Cybersecurity and Technology

The Funds and their service providers, such as WFMC, WTIA, the Subadvisors, and the custodian and administrator to the Trust, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Funds and their shareholders, despite the efforts of the Funds and their service providers to adopt technologies, processes, and practices intended to mitigate these risks.

For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems or data within them (a “cyber-attack”), whether systems of the Funds and their service providers, counterparties, or other market participants. Power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may occur at a pace that overloads current information technology and communication systems and processes of the Funds and their service providers or other market participants, impacting the ability to conduct the Funds’ operations.

Cyber-attacks, disruptions, or failures that affect the Funds’ service providers or counterparties may adversely affect the Funds and their shareholders, including by causing losses for the Funds or impairing the Funds’ operations. For example, the Funds’ or their service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential Fund information, interfere with the processing of shareholder transactions, impact the ability to calculate a Fund’s net asset value, and impede trading). In addition, cyber-attacks, disruptions, or failures may cause reputational damage and subject the Funds or their service providers to regulatory fines, litigation costs, penalties or

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ACCOUNT AND SHARE INFORMATION

financial losses, reimbursement or other compensation costs, and/or additional compliance costs. While the Funds and their service providers generally seek to establish business continuity and other plans and processes to address the possibility of cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future. The Funds and their service providers may also incur substantial costs for cybersecurity risk management in attempting to prevent or mitigate future cybersecurity incidents, and the Funds and their shareholders could be negatively impacted as a result of such costs.

Similar types of operational and technology risks are also present for issuers of securities or other instruments in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause the Funds’ investments to lose value. In addition, cyber-attacks involving a Fund’s counterparty could affect such counterparty’s ability to meet its obligations to the Fund, which may result in losses to such Fund and its shareholders. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the Funds being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments. The Funds cannot directly control any cybersecurity plans and systems put in place by their service providers, any other third parties whose operations may affect the Funds or securities markets and exchanges.

Account and Share Information

Corporate Resolutions

Corporations and certain other organizations are required to furnish evidence of the authority of persons designated on the account application to effect transactions on behalf of the organization.

Confirmations and Account Statements

The Money Market Funds will send you monthly statements.

Retirement Investments

Shares of the Funds can be purchased as an investment for retirement plans or IRA accounts. You may be subject to an annual IRA account fee. For further details, contact Shareholder Services at 1-800-836-2211.

Distribution of Fund Shares

ALPS Distributors, Inc., whose address is 1290 Broadway, Suite 1100 Denver, CO 80203, serves as the Distributor of the Funds offered by this prospectus.

The Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through a financial intermediary that has an agreement with the Distributor. When the Distributor receives marketing fees and sales charges, it may pay some or all of them to financial intermediaries. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to financial intermediaries for marketing and servicing Shares. Financial intermediaries include the Advisor and its affiliates. You should consult your financial intermediary to determine what types of compensation it may receive for selling Fund Shares.

Rule 12b-1 Plans (Service Class and Administrative Class Shares)

Certain Funds have adopted a Rule 12b-1 Plan (the “Plan”) on behalf of Service Class and Administrative Class Shares, offered by this prospectus, which allows them to pay distribution fees to financial intermediaries (which may be paid through the Distributor) at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Service Shares and Administrative Shares, for the sale, distribution, administration, customer servicing and recordkeeping of these Shares. There is no plan for the Select Shares or the Institutional Shares of the Money Market Funds. These fees may be paid to the Distributor, the Advisor and their affiliates. The Funds may waive or reduce the maximum amount of Rule 12b-1 fees it pays from time to time in their sole discretion. In addition, a financial intermediary (including the Distributor, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they may be entitled. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other Shares with different sales charges and marketing fees.

Shareholder Services Plans (Service Class, Administrative Class, Select Class, and Institutional Class Shares)

The Funds have adopted a Shareholder Services Plan on behalf of Service Class, Administrative Class, Select Class, and Institutional Class Shares which is administered by ALPS Distributors, Inc. to pay service fees to financial intermediaries (which may include the Distributor, the Advisor or their affiliates) for providing services to the Funds and their shareholders and maintaining shareholders accounts. M&T Securities, Inc. (“M&T Securities”) has entered into a shareholder services agreement with ALPS Distributors, Inc. under which it is entitled to receive a shareholder services fee for acting as shareholder servicing agent for the Funds, including providing shareholder assistance, and communicating or facilitating purchases and redemptions of Shares, and distributing prospectuses and other information.

PROSPECTUS / December 29, 2023	23

ACCOUNT AND SHARE INFORMATION

Additional Payments to Financial Intermediaries

The Advisor and its affiliates may pay out of their own reasonable resources and legitimate profits amounts (including items of material value) to certain financial intermediaries (including the Distributor) to support the sale of Shares or provide services to the Fund shareholders. The amounts of these payments could be significant and may create an incentive for the financial intermediaries or its employees or associated persons to recommend or sell Shares of the Fund to you. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ prospectus because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or shareholder service fee arrangement. Contact your financial intermediary for information about any payments it receives from the Distributor, the Advisor, their affiliates, or the Fund and any services the financial intermediary provides. The SAI contains additional information on the types of additional payments that may be paid.

Dividends and Distributions

Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends as described in the table below.

FUND	Dividends Declared/Dividends Paid

U.S. Treasury Money Market Fund and U.S. Government Money Market Fund	Daily/Monthly

Each Fund will distribute net realized capital gains, if any, at least annually, usually in December. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

Only shareholders of a Fund on the record date are entitled to receive payments of dividends and/or capital gains. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. If the Funds receive returned mail from the address to which cash distributions are being mailed, a second attempt will be made to deliver the proceeds. After a second postal return, your account will be coded to reinvest all future distributions until such time that a correct address is provided.

Annual Statements and Tax Forms

Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Your statement will show the exempt-interest dividends you received and the separately-identified portion that constitutes an item of tax preference for purposes of the AMT (tax-exempt AMT interest). Distributions declared in October, November or December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Funds make every effort to reduce the number of corrected forms mailed to shareholders. However, if a Fund finds it necessary to reclassify its distributions or adjust the cost basis of any covered shares (defined below) sold or exchanged after you receive your tax statement, the Fund will send you a corrected Form 1099.

Avoid “Buying a Dividend”

At the time you purchase your Fund shares, a Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Tax Considerations

Fund Distributions Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

The Funds’ distributions are expected to be primarily from the following sources:

FUND	Distributions are Expected To be Primarily

U.S. Government Money Market Fund and U.S. Treasury Money Market Fund	Ordinary Income

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. The Money Market Funds do not expect to realize any long-term capital gains or losses. A portion of income dividends reported by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met. Because the income of the Money Market Funds is primarily derived from

24	December 29, 2023 / PROSPECTUS

ACCOUNT AND SHARE INFORMATION

investments earning interest rather than dividend income, generally none or only a small portion of the income dividends paid to you by a Fund is anticipated to be qualified dividend income eligible for taxation by individuals at long-term capital gain tax rates.

If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.

Sale or Redemption of Fund Shares A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Wilmington Fund is the same as a sale. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date (“covered shares”), cost basis will be reported to you and the Internal Revenue Service. Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund in writing to use a different calculation method. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. Cost basis reporting is not required for certain shareholders, including shareholders investing in a Fund through a tax-advantaged retirement account or shareholders investing in a money market fund that maintains a stable net asset value. Because the Money Market Funds expect to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or redemption of shares in a Money Market Fund.

Medicare Tax A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return. Net investment income does not include exempt-interest dividends.

Backup Withholding By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the Internal Revenue Service instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.

State and Local Taxes Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.

Non-U.S. Investors Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by a Fund from net long-term capital gains, exempt-interest dividends, interest-related dividends, and short-term capital gain dividends, if such amounts are reported by a Fund. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

Other Reporting and Withholding Requirements Under the Foreign Account Tax Compliance Act (“FATCA”), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

This discussion of “Dividends, Distributions, and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Portfolio Holdings Information

Information concerning each Fund’s portfolio holdings is available in the “Funds & Performance” section of the Trust’s website at www.wilmingtonfunds.com. A complete listing of each Fund’s portfolio holdings as of the end of each month is posted on the website approximately 5 days after the end of the month and remains there until it is replaced with information for the next month. You may access this from the “Funds & Performance” page by selecting a Fund Name and Share Class, then selecting “Fund Holdings” under the Select Document pull down menu.

PROSPECTUS / December 29, 2023	25

ACCOUNT AND SHARE INFORMATION

Summary portfolio composition information as of the close of each quarter is posted on the website approximately 30 days after the end of the quarter and remains there until replaced by the information for the succeeding quarter. The summary portfolio composition information may include the following types of information, but is subject to change:

•	For Money Market Funds, percentage breakdowns of the portfolio holdings by sector, credit quality, and/or country.

You may access this from the “Funds & Performance” page: click on “Select Class Shares, Service Class Shares, Administrative Class Shares, Institutional Class or Preferred Institutional Class Shares Quarterly Fact Sheets,” and select the appropriate link opposite the name of the Fund.

As required by Rule 2a-7, each Money Market Fund posts complete portfolio holdings information as of the last business day of the preceding month (or any subsequent calendar day of such month) on its website no later than five business days after the end of the month and this information remains posted on the website for at least six months.

In addition, each Fund’s annual and semi-annual reports contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. You may access this from the “Funds & Performance” page: click on “Funds Prospectuses & Regulatory Literature” and select the desired report from the following options: “Semi-Annual Report” or “Annual Report.” Each Money Market Fund prepares a report on Form N-MFP of its portfolio holdings as of the last business day or any subsequent calendar day of the preceding month, which is filed with the SEC within five business days of month end.

A description of the Funds’ Portfolio Holdings Disclosure Policy, which addresses the disclosure of the Funds’ portfolio securities, is available in the Funds’ SAI.

26	December 29, 2023 / PROSPECTUS

FINANCIAL HIGHLIGHTS

Financial Highlights

The following financial highlights are intended to help you understand the financial performance of each Wilmington Fund’s Select Class Shares, Service Class Shares, Administrative Class Shares and Institutional Class Shares for the past five fiscal years, or since inception, if the life of the Fund or Class is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and capital gains. The information for the fiscal year ended April 30, 2019 was audited by the Funds’ previous independent registered public accounting firm. The information for the fiscal years ended April 30, 2023, April 30, 2022, April 30, 2021 and April 30, 2020 has been audited by independent registered public accounting firm, whose reports, along with the Funds’ audited financial statements, are included in the April 30, 2023 Annual Reports of the Trust, which are available upon request. Since Preferred Institutional Class Shares have not yet commenced operations as of the date of this Prospectus, no information is presented for that class in the Financial Highlights.

PROSPECTUS / December 29, 2023	27

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND

ADMINISTRATIVE CLASS	Year Ended April 30, 2023		Year Ended April 30, 2022		Year Ended April 30, 2021		Year Ended April 30, 2020	Year Ended April 30, 2019
Net Asset Value, Beginning of Year	$1.000		$1.000		$1.000		$1.000	$1.000
Income (Loss) From Operations:
Net Investment Income	0.026		0.000	(a)	0.000	(a)	0.013	0.016
Net Realized Gain (Loss)	(0.000	)(a)	0.000	(a)	0.000	(a)	0.000 (a)	0.000 (a)

Total Income (Loss) From Operations	0.026		0.000		0.000		0.013	0.016

Less Distributions From:
Net Investment Income	(0.026)		(0.000	)(a)	(0.000	)(a)	(0.013)	(0.016)

Net Asset Value, End of Year	$1.000		$1.000		$1.000		$1.000	$1.000

Total Return	2.59%		0.02%		0.01%		1.21%	1.57%
Net Assets, End of Year (000’s)	$773,332		$1,163,736		$1,728,081		$1,509,322	$1,297,285
Ratios to Average Net Assets
Gross Expense(b)	0.81%		0.81%		0.81%		0.81%	0.82%
Net Expense(b),(c)	0.54%		0.08%		0.15%		0.61%	0.62%
Net Investment Income	2.42%		0.02%		0.01%		1.18%	1.57%

INSTITUTIONAL CLASS	Year Ended April 30, 2023		Year Ended April 30, 2022		Year Ended April 30, 2021		Year Ended April 30, 2020	Year Ended April 30, 2019
Net Asset Value, Beginning of Year	$1.000		$1.000		$1.000		$1.000	$1.000
Income (Loss) From Operations:
Net Investment Income	0.029		0.000	(a)	0.000	(a)	0.016	0.019
Net Realized Gain (Loss)	(0.000	)(a)	0.000	(a)	0.000	(a)	0.000 (a)	0.000 (a)

Total Income (Loss) From Operations	0.029		0.000		0.000		0.016	0.019

Less Distributions From:
Net Investment Income	(0.029)		(0.000	)(a)	(0.000	)(a)	(0.016)	(0.019)

Net Asset Value, End of Year	$1.000		$1.000		$1.000		$1.000	$1.000

Total Return	2.90%		0.02%		0.02%		1.56%	1.92%
Net Assets, End of Year (000’s)	$2,469,665		$1,756,769		$1,735,456		$1,745,742	$427,114
Ratios to Average Net Assets
Gross Expense(b)	0.31%		0.31%		0.31%		0.31%	0.32%
Net Expense(b),(c)	0.25%		0.08%		0.14%		0.27%	0.27%
Net Investment Income	2.96%		0.02%		0.01%		1.39%	1.92%

SELECT CLASS	Year Ended April 30, 2023		Year Ended April 30, 2022		Year Ended April 30, 2021		Year Ended April 30, 2020	Year Ended April 30, 2019
Net Asset Value, Beginning of Year	$1.000		$1.000		$1.000		$1.000	$1.000
Income (Loss) From Operations:
Net Investment Income	0.028		0.000	(a)	0.000	(a)	0.015	0.018
Net Realized Gain (Loss)	(0.000	)(a)	0.000	(a)	0.000	(a)	0.000 (a)	0.000 (a)

Total Income (Loss) From Operations	0.028		0.000		0.000		0.015	0.018

Less Distributions From:
Net Investment Income	(0.028)		(0.000	)(a)	(0.000	)(a)	(0.015)	(0.018)

Net Asset Value, End of Year	$1.000		$1.000		$1.000		$1.000	$1.000

Total Return	2.81%		0.02%		0.02%		1.46%	1.82%
Net Assets, End of Year (000’s)	$6,062,727		$3,997,179		$4,168,651		$4,912,640	$4,410,116
Ratios to Average Net Assets
Gross Expense(b)	0.56%		0.56%		0.56%		0.56%	0.57%
Net Expense(b),(c)	0.34%		0.08%		0.15%		0.37%	0.37%
Net Investment Income	2.91%		0.02%		0.01%		1.42%	1.82%

(Financial Highlights continued next page)

28	December 29, 2023 / PROSPECTUS

FINANCIAL HIGHLIGHTS (continued)

WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND (continued)

SERVICE CLASS	Year Ended April 30, 2023		Year Ended April 30, 2022		Year Ended April 30, 2021		Year Ended April 30, 2020	Year Ended April 30, 2019
Net Asset Value, Beginning of Year	$1.000		$1.000		$1.000		$1.000	$1.000
Income (Loss) From Operations:
Net Investment Income	0.024		0.000	(a)	0.000	(a)	0.011	0.014
Net Realized Gain (Loss)	(0.000	)(a)	0.000	(a)	0.000	(a)	0.000 (a)	0.000 (a)

Total Income (Loss) From Operations	0.024		0.000		0.000		0.011	0.014

Less Distributions From:
Net Investment Income	(0.024)		(0.000	)(a)	(0.000	)(a)	(0.011)	(0.014)

Net Asset Value, End of Year	$1.000		$1.000		$1.000		$1.000	$1.000

Total Return	2.43%		0.01%		0.01%		1.08%	1.42%
Net Assets, End of Year (000’s)	$645,974		$500,998		$1,190,711		$1,168,185	$1,191,211
Ratios to Average Net Assets
Gross Expense(b)	0.81%		0.81%		0.81%		0.81%	0.82%
Net Expense(b),(c)	0.72%		0.08%		0.15%		0.74%	0.77%
Net Investment Income	2.49%		0.01%		0.01%		1.07%	1.41%

(a)	Represents less than $0.001.
(b)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(c)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

(Financial Highlights continued next page)

PROSPECTUS / December 29, 2023	29

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON U.S. TREASURY MONEY MARKET FUND

ADMINISTRATIVE CLASS	Year Ended April 30, 2023	Year Ended April 30, 2022		Year Ended April 30, 2021		Year Ended April 30, 2020		Year Ended April 30, 2019
Net Asset Value, Beginning of Year	$1.000	$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.026	0.000	(a)	0.000	(a)	0.013		0.016
Net Realized Gain (Loss)	0.000 (a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000 (a)

Total Income (Loss) From Operations	0.026	0.000		0.000		0.013		0.016

Less Distributions From:
Net Investment Income	(0.026)	(0.000	)(a)	(0.000	)(a)	(0.013)		(0.016)

Net Asset Value, End of Year	$1.000	$1.000		$1.000		$1.000		$1.000

Total Return	2.59%	0.02%		0.01%		1.20%		1.58%
Net Assets, End of Year (000’s)	$238,372	$336,133		$361,438		$360,463		$283,323
Ratios to Average Net Assets
Gross Expense(b)	0.83%	0.82%		0.82%		0.83%		0.83%
Net Expense(b),(c)	0.54%	0.07%		0.14%		0.59%		0.60%
Net Investment Income	2.40%	0.02%		0.01%		1.15%		1.54%

INSTITUTIONAL CLASS	Year Ended April 30, 2023	Year Ended April 30, 2022		Year Ended April 30, 2021		For the Period October 16, 2019* through April 30, 2020
Net Asset Value, Beginning of Year	$1.000	$1.000		$1.000		$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.029	0.000	(a)	0.000	(a)	0.007
Net Realized Gain (Loss)	0.000 (a)	0.000	(a)	0.000	(a)	0.000	(a)

Total Income (Loss) From Operations	0.029	0.000		0.000		0.007

Less Distributions From:
Net Investment Income	(0.029)	(0.000	)(a)	(0.000	)(a)	(0.007)

Net Asset Value, End of Year	$1.000	$1.000		$1.000		$ 1.000

Total Return	2.90%	0.02%		0.02%		0.61	%(d)
Net Assets, End of Year (000’s)	$511,825	$342,827		$201,157		$50,788
Ratios to Average Net Assets
Gross Expense(b)	0.33%	0.32%		0.32%		0.32	%(e)
Net Expense(b),(c)	0.25%	0.09%		0.12%		0.25	%(e)
Net Investment Income	3.04%	0.02%		0.01%		1.18	%(e)

SELECT CLASS	Year Ended April 30, 2023	Year Ended April 30, 2022		Year Ended April 30, 2021		Year Ended April 30, 2020		Year Ended April 30, 2019
Net Asset Value, Beginning of Year	$1.000	$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.028	0.000	(a)	0.000	(a)	0.015		0.018
Net Realized Gain (Loss)	0.000 (a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000 (a)

Total Income (Loss) From Operations	0.028	0.000		0.000		0.015		0.018

Less Distributions From:
Net Investment Income	(0.028)	(0.000	)(a)	(0.000	)(a)	(0.015)		(0.018)

Net Asset Value, End of Year	$1.000	$1.000		$1.000		$1.000		$1.000

Total Return	2.81%	0.02%		0.02%		1.44%		1.83%
Net Assets, End of Year (000’s)	$1,122,678	$615,858		$816,980		$992,205		$1,203,639
Ratios to Average Net Assets
Gross Expense(b)	0.58%	0.57%		0.57%		0.58%		0.58%
Net Expense(b),(c)	0.34%	0.08%		0.15%		0.35%		0.35%
Net Investment Income	2.95%	0.02%		0.02%		1.45%		1.85%

(Financial Highlights continued next page)

30	December 29, 2023 / PROSPECTUS

FINANCIAL HIGHLIGHTS (continued)

WILMINGTON U.S. TREASURY MONEY MARKET FUND (continued)

SERVICE CLASS	Year Ended April 30, 2023	Year Ended April 30, 2022		Year Ended April 30, 2021		Year Ended April 30, 2020	Year Ended April 30, 2019
Net Asset Value, Beginning of Year	$1.000	$1.000		$1.000		$1.000	$1.000
Income (Loss) From Operations:
Net Investment Income	0.024	0.000	(a)	0.000	(a)	0.011	0.014
Net Realized Gain (Loss)	0.000 (a)	0.000	(a)	0.000	(a)	0.000 (a)	0.000 (a)

Total Income (Loss) From Operations	0.024	0.000		0.000		0.011	0.014

Less Distributions From:
Net Investment Income	(0.024)	(0.000	)(a)	(0.000	)(a)	(0.011)	(0.014)

Net Asset Value, End of Year	$1.000	$1.000		$1.000		$1.000	$1.000

Total Return	2.43%	0.01%		0.01%		1.07%	1.43%
Net Assets, End of Year (000’s)	$166	$290		$111		$188	$85
Ratios to Average Net Assets
Gross Expense(b)	0.83%	0.82%		0.83%		0.84%	0.83%
Net Expense(b),(c)	0.71%	0.09%		0.17%		0.70%	0.75%
Net Investment Income	2.16%	0.01%		0.01%		0.97%	1.40%

(a)	Represents less than $0.001.
(b)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(c)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.
(d)	Total returns for periods of less than one year are not annualized.
(e)	Annualized for periods less than one year.
*	Commencement of operations.

(Financial Highlights continued next page)

PROSPECTUS / December 29, 2023	31

For more information about Wilmington Funds

A Statement of Additional Information (SAI) dated [December 28, 2023] is incorporated by reference into this prospectus. Additional information about the Funds’ investments is available in the SAI and in the Annual and Semi-Annual Reports to Shareholders of the Funds as they become available. The Annual Report to Shareholders provides a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

To obtain a free copy of the SAI, the Annual and Semi-Annual Reports to Shareholders when available, and to make inquiries or request other information without charge, call 1-800-836-2211 or visit the Funds’ website at www.wilmingtonfunds.com.

Securities and Exchange Commission (SEC)

You can also obtain the SAI or the Annual and Semi-Annual Reports to Shareholders, as well as other information about the Wilmington Funds, from the EDGAR database on the SEC’s website (http://www.sec.gov). You may request documents from the SEC, upon payment of a duplicating fee, by sending an electronic request to publicinfo@sec.gov.

Automated price, yield, and performance information is available 24 hours a day, 7 days a week by calling 1-800-836-2211.

Investment Company Act File No. 811-05514

Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com

WT MMF-PRO-001-1223

STATEMENT OF ADDITIONAL INFORMATION

ADMINISTRATIVE CLASS SHARES, SELECT CLASS SHARES, SERVICE CLASS SHARES,

INSTITUTIONAL CLASS SHARES AND PREFERRED INSTITUTIONAL CLASS SHARES

WILMINGTON FUNDS

Statement of Additional Information

December [29], 2023

WILMINGTON FUNDS

Money Market Funds

Wilmington U.S. Government Money Market Fund

Service Class (WGSXX) / Administrative Class (WAGXX)

Select Class (WGEXX) / Institutional Class (WGOXX)

Preferred Institutional Class [(WGQXX)]

Wilmington U.S. Treasury Money Market Fund

Service Class (WTSXX) / Administrative Class (WTAXX)

Select Class (WTEXX) / Institutional Class (WTIXX)

Preferred Institutional Class [(WTQXX)]

This Statement of Additional Information (“SAI”) is not a prospectus. Read this SAI in conjunction with the prospectus for the Funds dated December [29], 2023.

This SAI incorporates by reference the Wilmington Funds’ annual reports for the year ended April 30, 2023 for each of the Funds contained in this SAI. A copy of the prospectus or annual reports may be obtained without charge by calling (800) 836-2211 or by visiting www.wilmingtonfunds.com.

HOW ARE THE FUNDS ORGANIZED?

The Wilmington Funds (“Trust”), a Delaware statutory trust, offers separate series of shares representing interests in separate portfolios of securities (“Funds”). Each Fund covered by this SAI is a diversified portfolio of the Trust. On August 11, 2000, the Trust was organized to acquire all of the assets and liabilities of the VISION Group of Funds, Inc., a Maryland corporation that was originally incorporated under the laws of the State of Maryland on February 23, 1988, and registered as an open-end management investment company. The name of the Trust was changed to MTB Group of Funds (“MTB Funds”) on August 15, 2003. Through an internal reorganization on August 15, 2003 the Fund’s investment advisor changed from M&T Asset Management, a department of Manufacturers and Traders Trust Company (“M&T Bank”) to MTB Investment Advisors, Inc. (“MTBIA”), a subsidiary of M&T Bank. On May 16, 2011, M&T Bank, M&T Bank Corporation and MTB One, Inc., a wholly-owned subsidiary of M&T Bank, acquired Wilmington Trust Corporation (“Wilmington Trust”). Wilmington Trust was the parent company of Rodney Square Management Corporation (“RSMC”) and Wilmington Trust Investment Management, LLC (“WTIM”), the investment advisor and sub-advisor, respectively, of the funds within the WT Mutual Fund (“WT Trust”). In connection with M&T Bank’s acquisition of Wilmington Trust, at the close of business on March 9, 2012, the series of WT Trust were reorganized into series of MTB Funds. The Trust was renamed the Wilmington Funds. RSMC was renamed Wilmington Funds Management Corporation (“WFMC” or “Advisor”) and was appointed as the investment advisor of the Wilmington Funds. MTBIA was renamed Wilmington Trust Investment Advisors, Inc. (“WTIA”) and was appointed as sub-advisor of the Wilmington Funds for those assets of the Funds allocated to WTIA. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

SECURITIES IN WHICH THE FUNDS INVEST

SECURITIES DESCRIPTIONS AND TECHNIQUES

Following are descriptions of securities and techniques that each Fund may or may not pursue.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a “discount”) or more (a “premium”) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which a Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (“GSE”) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association (“Ginnie Mae”), Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association (“Fannie Mae”), Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Trust Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

A Fund treats mortgage-backed securities guaranteed by a GSE as if it were issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

ZERO COUPON SECURITIES

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond’s coupon payments from the right to receive the bond’s principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker’s acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

General Obligation Bonds

General obligation bonds are supported by the issuer’s power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer’s authority to impose additional taxes may be limited by its charter or state law.

OTHER INVESTMENTS

Illiquid Securities

No Fund may invest more than 5% of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board has delegated the function of making day to day determinations of liquidity to the investment advisor, pursuant to guidelines approved by the Board. The investment advisor will monitor the liquidity of securities held by a Fund and report periodically on such decisions to the Board. If the limitations on illiquid securities are exceeded, other than by a change in market values, the condition will be reported by the Fund’s investment advisor or sub-advisor to the Board of Trustees. Illiquid securities would generally include repurchase agreements with notice/termination dates in excess of seven days and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (“1933 Act”). External market conditions may impact the liquidity of portfolio securities and may cause a Fund to sell or divest certain illiquid securities in order to comply with its limitation on holding illiquid securities, which may result in realized losses to the Fund. The Funds’ Advisor and sub-advisors will monitor the amount of illiquid investments in a Fund, consistent with Rule 22e-4 and in accordance with the Trust’s Liquidity Risk Management Program.

ELIGIBLE SECURITIES FOR MONEY MARKET FUNDS

The Money Market Funds may invest only in U.S. dollar denominated securities that are, at the time of acquisition, “Eligible Securities” as defined in Rule 2a-7 (the “Rule”). The Rule defines an Eligible Security, in summary, as a security (i) with a remaining maturity of 397 calendar days or less that the Fund’s investment advisor (subject to oversight and pursuant to guidelines established by the Board) determines present minimal credit risks to the Fund; (ii) that is issued by a registered investment company that is a money market fund; or (iii) that is a government security. The eligibility of a security with a guarantee may be determined based on whether the guarantee is an Eligible Security. The Money Market Funds will limit investments to those which are Eligible Securities at the time of acquisition.

SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which a fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Advisor or Sub-advisor.

The Funds’ custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The Advisor, Sub-advisor or sub-custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

The Funds considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of the Funds’ investment policies.

Investing in Securities of Other Investment Companies

A Fund may invest its assets in securities of other investment companies, including the securities of money market funds, as an efficient means of carrying out their investment policies and managing any uninvested cash. The Acquired Fund Fees and Expenses are not included in a fund’s financial statements, which provide a clearer picture of a fund’s actual operating expenses.

Pursuant to an SEC rule, each of the Funds is permitted to invest in shares of the Money Market Funds as a means of managing their uninvested cash. These investments will cause a duplication of expenses. The Advisor may waive certain fees in connection with these investments.

INVESTMENT RISKS

There are many factors which may affect an investment in the Funds. The Funds’ principal risks are described in the prospectuses. Additional risk factors are outlined below and correspond to the risk factors identified in the prospectuses. The risk descriptions below complement the discussion of goals, strategies and risks above.

SECURITY	RISK TYPE
Fixed Income Securities	Interest Rate Risks Credit Risks Changing Fixed Income Market Conditions Risk Call Risks Prepayment Risks Risks Associated with Non-Investment Grade Securities

Changing Fixed Income Market Conditions Risk

The Federal Reserve has begun to raise short term interest rates and has communicated their intention to raise interest rates further. Central banks globally have also begun to raise short-term interest rates. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets.

Credit Risks

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s or Sub-Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Interest Rate Risks

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged. Recent and potential future changes in government policy may affect interest rates. During periods of low short-term interest rates, a Money Market Fund may not be able to maintain a positive yield or may not be able to pay Fund expenses out of current income without impairing the Money Market Fund’s ability to maintain a stable NAV.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Large Shareholder Transactions Risks

The Fund may experience adverse effects when certain large shareholders, including institutional accounts managed by the Advisor’s affiliates, as well as other series of Wilmington Funds (i.e., funds) that invest in the Fund, purchase or redeem large amounts of Fund shares. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions also will increase the distribution of taxable income to shareholders if sales of portfolio investments result in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risks

Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Recent Events Risk

The financial markets in which the Funds invest are subject to price volatility that could cause losses in a Fund. Market volatility may result from varied predictable and unpredictable factors. The outbreak of the novel coronavirus, first detected in December 2019, has resulted in disruptions to the economies of many nations, individual companies and the markets in general, the impact of which cannot necessarily be foreseen at the present time. The impact of the novel coronavirus, and other such future infectious diseases in certain regions or countries may perform better or worse due to the nature or level of their public health response or due to other factors. Health crises caused by the coronavirus outbreak or future infectious diseases may exacerbate other pre-existing political, social and economic risks in certain countries. In addition, any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the economies of the affected country and other countries with which it does business, which in turn could adversely affect a Fund’s investments in that country and other affected countries. The impact of the outbreak may be short term or may last for an extended period of time. This pandemic and other epidemics and pandemics that may arise in the future could result in continued volatility in the financial markets and lead to increased levels of Fund redemptions, which could have a negative impact on the Funds and could adversely affect a Fund’s performance, resulting in losses to your investment.

MATERIAL FUND EVENT – CAPITAL CONTRIBUTIONS

On August 15, 2016, Wilmington Prime Money Market Fund (“PMMF”) (an affiliated fund) received a capital support contribution of $9,938.55 (the “PMMF Contribution”) from Wilmington Funds Management Corporation (“WFMC”). On August 15, 2016,

PMMF reorganized into the Wilmington U.S. Government Money Market Fund, an affiliated money market fund. WFMC was the advisor to PMMF. The PMMF Contribution was made to PMMF in anticipation of the reorganization into the Wilmington U.S. Government Money Market Fund. The PMMF Contribution represented the difference between PMMF’s net assets and the net asset value of shares outstanding on the reorganization date.

On August 22, 2016, Wilmington Tax-Exempt Money Market Fund (“TEMMF”) (an affiliated fund) received a capital support contribution of $71,312.83 (the “TEMMF Contribution”) from WFMC. On August 22, 2016, TEMMF reorganized into the Wilmington U.S. Government Money Market Fund, an affiliated money market fund. WFMC was the advisor to TEMMF. The TEMMF Contribution was made to TEMMF in anticipation of the reorganization into the Wilmington U.S. Government Money Market Fund. The TEMMF Contribution represented the difference between TEMMF’s net assets and the net asset value of shares outstanding on the reorganization date.

Each of PMMF and TEMMF was required to disclose additional information about its respective event on Form N–CR and to file this form with the Securities and Exchange Commission. Any Form N–CR filing submitted by PMMF or TEMMF is available on the EDGAR Database on the Securities and Exchange Commission’s Internet site at http://www.sec.gov.

INVESTMENT LIMITATIONS

Fundamental Investment Limitations

The following limitations cannot be changed unless authorized by the Board of Trustees (“Board”) and by the “vote of a majority of the Fund’s outstanding voting securities,” as defined by the 1940 Act.

Issuing Senior Securities and Borrowing Money

Each Fund may borrow money, directly or indirectly, and issue senior securities, to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.

Underwriting

The Funds may not underwrite the securities of other issuers, except that the Funds may engage in transactions involving the acquisition, disposition or resale of their portfolio securities, under circumstances where the Funds may be considered to be an underwriter under the Securities Act of 1933.

Lending Cash or Securities

The Funds may not make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, lending their assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Investing in Commodities

The Funds may not purchase or sell physical commodities, provided that the Funds may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Concentration of Investments

The Funds will not make investments that will result in the concentration of their investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term “concentration” has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry. With respect to any Fund investing in real estate-related securities, industry classifications shall include, but not be limited to, the following: Real Estate Development; Real Estate Operating Companies; Real Estate Services; Diversified Real Estate Activities; Diversified REITs; Industrial REITs; Office REITs; Residential REITs; Retail REITs; Healthcare REITs; Hotel and Resort REITs; and Specialized REITs. These industry classifications are not fundamental and may be changed without the vote of a majority of the outstanding shares of the Funds. Furthermore, a Fund’s investment in an investment company that concentrates its investments in a particular industry or group of industries will not be considered an investment by the Fund in that particular industry or group of industries.

Diversification

With respect to securities comprising 75% of the value of its total assets, the Funds will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Funds would own more than 10% of the outstanding voting securities of that issuer.

All Funds will not:

1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government (and “regulated investment companies” as defined in the Code for each Fund), its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund’s total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund’s total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

2. Purchase any securities which would cause more than 25% of the Fund’s total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. Government, its agencies or instrumentalities (and “regulated investment companies” as defined in the Code for each Fund); (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; (c) with respect to all Funds utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry); and (d) with respect to all Funds, technology companies will be divided according to their services (for example, medical devices, biotechnology, semi-conductor, software and communications will each be considered a separate industry).

In addition, all Funds will not:

1. Borrow money or issue senior securities except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money or issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder. (The 1940 Act currently permits each Fund to borrow up to one-third the value of its total assets at the time of such borrowing.)

2. Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions and enter into repurchase agreements.

3. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities, except as may be necessary to make margin payments in connection with derivative securities transactions, and except to the extent disclosed in the current prospectus or statement of additional information of such Fund;

4. Underwrite the securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of “restricted securities”;

5. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction); and

6. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current prospectus or statement of additional information of such Fund.

Non-Fundamental Investment Limitations

The following investment restrictions may be changed without the vote of a majority of the outstanding Shares of the Funds. Each Fund may not:

Buying on Margin

The Funds will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Illiquid Securities

The Funds may not purchase or acquire any security if, as a result, more than 5% of its net assets would be invested in securities that are illiquid.

Borrowing Money

The Funds will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Funds to meet redemption requests when the liquidation of portfolio assets is deemed to be inconvenient or disadvantageous. The Funds will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. The Funds do not anticipate entering into reverse repurchase agreements in excess of 5% of their net assets.

Pledging Assets

The Funds will not mortgage, pledge, or hypothecate any of their assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investing in Other Investment Companies

The Funds may invest their assets in securities of other investment companies, as an efficient means of carrying out their investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Funds in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Funds expect that their investments in other investment companies may include shares of money market funds, including funds affiliated with the Funds’ investment advisor.

In applying the Funds’ investment limitation on concentration of investments: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Funds will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Funds’ total assets in any one industry will constitute “concentration.”

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. None of the Funds has any present intent to borrow money in excess of 5% of the value of its net assets during the coming fiscal year.

For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be “cash items.”

1. Purchase or otherwise acquire any security if, as a result, more than 5% of its net assets would be invested in securities that are illiquid.

2. Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) to the extent permitted by the 1940 Act, or pursuant to any exemptions therefrom.

3. Mortgage or hypothecate the Fund’s assets in excess of one-third of such Fund’s total assets.

4. The U.S. Government Money Market Fund may not engage in any short sales. Each Fund may not engage in short sales of any securities at any time if, immediately after and as a result of the short sale, the market value of securities sold short by such Fund would exceed 25% of the value of that Fund’s net assets.

If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value (“NAV”) or other external events cause a Fund’s investments in illiquid securities to exceed the limit set forth in this SAI for its investment in illiquid securities, such Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable. In such an event, however, no Fund would be required to liquidate any portfolio securities where such Fund would suffer a loss on the sale of such securities.

REGULATORY COMPLIANCE

The Money Market Funds may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in the prospectuses and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Money Market Funds will comply with the various requirements of the Rule, which regulates money market mutual funds. The Money Market Funds will determine the effective maturity of their investments according to the Rule. The Money Market Funds may change these operational policies to reflect changes in the laws and regulations without the approval of their shareholders. The discussion of investments in this SAI is qualified by the limitations of the Rule.

In accordance with applicable legal requirements, the Board may, in its discretion, permanently suspend redemptions and liquidate a Money Market Fund if the Money Market Fund’s amortized cost price per share has deviated from its market-based NAV per share, or the Board has determined such deviation is likely to occur.

DETERMINING MARKET VALUE OF SECURITIES

MONEY MARKET FUNDS

The Trustees have determined that it is in the best interests of the Money Market Funds and their shareholders to determine the value of portfolio instruments by using amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the NAV is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund’s portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

Legislative and regulatory changes and developments may affect the Money Market Funds and their investment strategies, performance, yield and operating expenses. For example, on July 12, 2023, the SEC adopted amendments to money market fund regulations that are expected to change the investment strategies, operations, and/or liquidity for certain money market funds.

A Fund’s use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule promulgated by the SEC under the 1940 Act. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the NAV per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund’s investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the NAV per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to eliminate or reduce to the extent reasonably practicable material dilution or other unfair results arising from differences between the two methods of determining NAV.

WHAT DO SHARES COST?

Each Fund’s NAV is maintained at $1.00 and is based on the market value of all securities and other assets of the Fund.

HOW ARE THE FUNDS SOLD?

Under the Distributor’s Contract with the Funds, ALPS Distributors, Inc. (“Distributor”) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (SERVICE CLASS SHARES AND ADMINISTRATIVE CLASS SHARES)

As a compensation-type plan, the Rule 12b-1 Plan (“Plan”) is designed to pay a financial intermediary (including the Distributor, the Advisor and their affiliates) for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and disseminating prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell Shares, and to provide distribution related and/or recordkeeping and administrative services for Fund shareholders. The Plan is also designed to cover other costs incurred in implementing and operating the Plan. In accordance with the Plan, the Distributor may enter into agreements with financial intermediaries, such as brokers and dealers, relating to distribution and/or marketing services. The Distributor may also enter into Rule 12b-1 related agreements with administrators (including financial intermediaries, fiduciaries, custodians for public funds, and investment advisors) to provide distribution related and other services. The Plan is expected to benefit a Fund in a number of ways. For example, it is anticipated that the Plan will help a Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.

In addition, the Plan is integral to the multiple class structure of the Funds, which promotes the sale of Shares by providing a range of options to investors. The Funds’ service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

A Fund may compensate a financial intermediary more or less than its actual marketing and administrative expenses. In no event will a Fund pay for any expenses of a financial intermediary that exceed the maximum Plan fee of the Funds’ average daily net assets.

For some classes of Shares, the maximum Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the financial intermediary has incurred. Therefore, it may take the financial intermediary a number of years to recoup these expenses.

SHAREHOLDER SERVICES PLAN (SERVICE CLASS SHARES, ADMINISTRATIVE CLASS SHARES, SELECT CLASS SHARES AND INSTITUTIONAL CLASS SHARES)

The Funds may pay financial intermediaries, including the Distributor, the Advisor and their affiliates, a monthly fee computed at an annual rate not to exceed 0.25 of 1% of the average aggregate net asset value of the shares of a class held during the month, for providing shareholder services and maintaining shareholder accounts.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

In addition to the Rule 12b-1 and/or shareholder services fees that a Fund may pay to financial intermediaries, the Distributor and the Advisor and their affiliates may pay out of their own reasonable resources and legitimate profits amounts (including items of material value) to certain financial intermediaries. While Financial Industry Regulatory Authority (“FINRA”) regulations limit the sales charges that you may bear as a Fund shareholder, there are no limits with regard to the amounts that the Distributor, the Advisor and their affiliates may pay out of their own reasonable resources and legitimate profits. Contact your financial intermediary for information about any payments it receives from the Distributor, the Advisor and their affiliates for any service the financial intermediary provides.

The following examples illustrate the types of instances in which the Distributor, the Advisor and their affiliates may make additional payments to a financial intermediary.

SUPPLEMENTAL PAYMENTS

Financial intermediaries may be paid fees out of the assets of the Distributor, the Advisor and their affiliates.

Financial intermediaries may receive fees for providing distribution-related, recordkeeping or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, financial intermediaries may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about a Fund or other special events at recreational-type facilities, or items of material value. These payments, subject to applicable limits, if any, will be based upon the amount of Shares the financial intermediary sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial intermediary.

Processing Support Payments

The Distributor, the Advisor and their affiliates may make payments to financial intermediaries that sell Fund Shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that they may make under this category include: payment of ticket charges on a per transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediaries’ mutual fund trading system.

Retirement Plan Program Servicing Payments

The Distributor, the Advisor and their affiliates may make payments to certain financial intermediaries who sell Fund Shares through retirement plan programs. A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation, or other similar services.

Other Benefits to Financial Intermediaries

From time to time, the Distributor, the Advisor and their affiliates, at their expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares. Such compensation may include financial assistance to financial intermediaries that enable the Distributor, the Advisor and their affiliates to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor, the Advisor and their affiliates also may hold or sponsor, at their expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The Distributor, the Advisor and their affiliates also may provide, at their expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as FINRA.

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Funds reserve the right to determine whether to accept your securities and the minimum market value to accept. The Funds will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUB-ACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent’s sub-accounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of sub-accounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through sub-accounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTIONS

Under normal circumstances, each Fund intends to pay Share redemptions in cash. On a less regular basis, a Fund may satisfy redemption requests in cash by borrowing money through drawing on a line of credit from a bank. Each Fund further reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of a Fund’s portfolio securities. The redemption in kind methods will only be used on special circumstances and may need to be used in stressed market conditions.

REDEMPTION IN KIND

Because the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, each Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period. Any Share redemption payment greater than this amount will also be in cash unless the Funds’ Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Funds’ Board deems fair and equitable and, to the extent available, such securities will be readily marketable. The redemption in kind will either be done through a distribution of a pro rata slice of the Funds’ portfolio of securities, selected individual portfolio securities, or a representative basket of portfolio securities.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust’s outstanding shares of all series entitled to vote.

As of [November 30, 2023], the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding shares:

Fund/Class	Account Name and Address	% Owned of Class

Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Shareholder	Fund and % Owned

Disclosures

Pershing

Pershing LLC is a single member Delaware Limited Liability Company and a wholly owned subsidiary of Pershing Group LLS (“parent”) which is a wholly owned subsidiary of The Bank of New York Mellon Corporation (“BNYM”).

Manufacturers & Traders

Manufacturers and Traders Trust Company (“M&T Bank”).

TAX INFORMATION

The following is a summary of certain additional tax considerations generally affecting a Fund (sometimes referred to as “the Fund”) and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Tax Information” section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

TAXATION OF THE FUND

The Funds have elected and intend to qualify each year as a regulated investment company (sometimes referred to as a “RIC” or “fund”) under Subchapter M of the Code. If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

Qualification as a Regulated Investment Company

In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

•

Distribution Requirement — the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

•

Income Requirement — the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

•

Asset Diversification Test — the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the IRS with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance.

The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at the corporate income tax rate without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Capital Loss Carryovers

The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years.

The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change. Additionally, if the Fund engages in a tax-free reorganization with another fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of Late Year Losses

The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions — Distributions of Capital Gains” below). A “qualified late year loss” includes:

(i)

any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (“post-October capital losses”), and

(ii)

the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence.

Undistributed Capital Gains

The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the corporate income tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Federal Excise Tax

To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, the Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.

TAXATION OF FUND DISTRIBUTIONS

The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of Net Investment Income

The Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates. See the discussion below under the headings, “— Qualified Dividend Income for Individuals” and “— Corporate Dividends-Received Deduction.”

Distributions of Capital Gains

The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The Money Market Funds do not expect to realize any long-term capital gains or losses.

Maintaining a $1 share price

Gains and losses on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the Fund to adjust its dividends to maintain its $1 share price. This procedure may result in under- or over-distributions by the Fund of its net investment income. This in turn may result in return of capital distributions, the effect of which is described in the following paragraph.

Return of Capital Distributions

Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or REITs (see, “Tax Treatment of Portfolio Transactions — Investments in U.S. REITs” below).

Qualified Dividend Income for Individuals

Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to or greater than 95% of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

U.S. Government Securities

Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations) generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations. If the Fund is a fund of funds, see, “Taxation of the Fund — Asset Allocation Funds” above.

Dividends Declared in December and Paid in January

Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Medicare Tax

A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). Net investment income does not include exempt-interest dividends. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Distributions of Ordinary Income and Capital Gains

Any gain or loss from the sale or other disposition of a tax-exempt security generally is treated as either long-term or short-term capital gain or loss, depending upon its holding period, and is fully taxable. However, gain recognized from the sale or other disposition of a tax-exempt security purchased after April 30, 1993, will be treated as ordinary income to the extent of the accrued market discount on such security. Distributions by the Fund of ordinary income and capital gains will be taxable to shareholders as discussed above under “Taxation of Fund Distributions.”

Effect on Taxation of Social Security Benefits; Denial of Interest Deduction; “Substantial Users”

Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder’s gross income subject to federal income tax. Further, a shareholder of the Fund is denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of the Fund. Moreover, a shareholder who is (or is related to) a “substantial user” of a facility financed by industrial development bonds held by the Fund will likely be subject to tax on dividends paid by the Fund which are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies and foreign corporations engaged in a trade or business in the United States.

SALE OR REDEMPTION OF FUND SHARES

Sales, exchanges and redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, the IRS requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares. Any redemption fees you incur on shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Cost Basis Information

Unless you are investing in the Fund through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, or are investing in a money market fund that maintains a stable net asset value, the Fund is required to report to you and the IRS the cost basis of “covered shares” you sell or otherwise dispose of in a taxable transaction. These cost basis reporting rules are generally effective for Fund shares purchased or acquired on or after January 1, 2012 where the cost basis of the shares is known by the Fund (“covered shares”) and the shares are disposed of after that date. Cost basis will be calculated using the default method of average cost, unless you instruct the Fund in writing to use a different calculation method. In general, average cost is the total cost basis of all your shares in an account divided by the total number of shares in the account. To determine whether short-term or long-term capital gains taxes apply, the IRS presumes you redeem your oldest shares first.

The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The method used will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund does not recommend any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders. It is important that you consult with your tax advisor to determine which method is best for you and then notify the Fund in writing if you intend to utilize a method other than average cost for covered shares.

In addition to the Fund’s default method of average cost, other cost basis methods offered by the Wilmington Funds, which you may elect to apply to covered shares, include:

•	First-In, First-Out — shares acquired first in the account are the first shares depleted.

•	Last-In, First-Out — shares acquired last in the account are the first shares depleted.

•	Highest In, First Out (High Cost) — shares acquired with the highest cost per share are the first shares depleted.

•	Lowest In, First Out (Low Cost) — shares acquired with the lowest cost per share are the first shares depleted.

•

Specific Lot Identification — shareholder selects which lots to deplete at time of each disposition. Transaction amount must be in shares. If you identify an insufficient number of shares or do not make a timely identification, the transaction will default to the first-in, first-out method.

You may elect any of the available methods detailed above for your covered shares. If you do not notify the Fund in writing of your elected cost basis method upon the later of January 1, 2012 or the initial purchase into your account, the default method of average cost will be applied to your covered shares. The cost basis for covered shares will be calculated separately from any “noncovered shares” (as defined below) you may own. You may change or revoke the use of the average cost method and elect another cost basis method for covered shares if you notify the Fund in writing. You may change from average cost to another cost basis method for covered shares at any time, but only for shares acquired after the date of the change (the change is prospective). After the change, the basis of the shares that were averaged remain averaged. You may revoke the use of the average cost method and revert to another cost basis method for covered shares if you notify the Fund in writing by the date of the first sale, exchange or other disposition of the shares. After the revocation, the basis of the shares that were averaged revert to their actual cost basis.

The Fund may also provide Fund shareholders (but not the IRS) with information concerning the average cost basis of their shares purchased prior to January 1, 2012 or shares acquired on or after January 1, 2012 for which cost basis information is not known by the Fund (“noncovered shares”) in order to assist you with the calculation of gain or loss from a sale or redemption of noncovered shares. With the exception of the specific lot identification method, the Wilmington Funds deplete noncovered shares in first-in, first-out order before applying your elected method to your remaining covered shares. If you want to deplete your shares in a different order then you must elect specific lot identification and choose the lots you wish to deplete first. The cost basis for noncovered shares will be calculated separately from any covered shares you may own. Shareholders that use the average cost method for noncovered shares must make the election to use the average cost method for these shares on their federal income tax returns in accordance with Treasury regulations. This election for noncovered shares cannot be made by notifying the Fund.

The Fund will compute and report the cost basis of your Fund shares sold or exchanged by taking into account all of the applicable adjustments to cost basis and holding periods as required by the Code and Treasury regulations for purposes of reporting these amounts to you and, in the case of covered shares, to the IRS. However the Fund is not required to, and in many cases the Fund does not possess the information to, take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore shareholders should carefully review the cost basis information provided by the Fund, whether this information is provided pursuant to compliance with cost basis reporting requirements for shares acquired on or after January 1, 2012, or is provided by the Fund as a service to shareholders for shares acquired prior to that date, and make any additional basis, holding period or other adjustments that are required by the Code and Treasury regulations when reporting these amounts on their federal income tax returns. Shareholders remain solely responsible for complying with all federal income tax laws when filing their federal income tax returns.

For additional information and updates regarding cost basis reporting and available shareholder elections, please visit Wilmington Fund’s website at http://www.wilmingtonfunds.com. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.

Wash Sales

All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

Redemptions at a Loss Within Six Months of Purchase

Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends paid to you with respect to your Fund shares, and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares. However, this rule does not apply to any loss incurred on a redemption or exchange of shares of a tax-free money market fund or other fund that declares exempt-interest dividends daily and distributes them at least monthly for which your holding period began after December 22, 2010.

Deferral of Basis

If a shareholder (a) incurs a sales load in acquiring shares of the Fund, (b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another fund by January 31 of the calendar year following the calendar year in which the disposition of the original shares occurred at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules may also limit the amount of loss that may be taken into account on disposition after such adjustment.

Money Market Funds

Because shares in the Money Market Funds are offered and redeemed at a constant net asset value of $1.00 per share, a shareholder will generally recognize neither gain nor loss on a redemption of shares.

Reportable Transactions

Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

TAX TREATMENT OF PORTFOLIO TRANSACTIONS

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the fund to its shareholders. This section should be read in conjunction with the discussion above under “Securities In Which the Funds Invest” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In General

In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain Fixed-Income Investments

Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount which accrues during such year. Therefore, a fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

Investments in Debt Obligations that are at Risk of or in Default Present Tax Issues for a Fund

Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

TAX CERTIFICATION AND BACKUP WITHHOLDING

By law, the Fund may be required to withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,

•	certify that this number is correct,

•	certify that you are not subject to backup withholding, and

•	certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

NON-U.S. INVESTORS

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In General

The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Fund, subject to certain exemptions described below. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

Exempt-Interest Dividends

In general, exempt-interest dividends reported by the Fund to shareholders as paid from net tax-exempt income are not subject to U.S. withholding tax.

Capital Gain Dividends

In general, capital gain dividends reported by the Fund to shareholders as paid from its net long-term capital gains, other than long-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-Related Dividends and Short-Term Capital Gain Dividends and Interest-Related Dividends

Generally, dividends reported by the Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation that is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. Similarly, short-term capital gain dividends reported by the Fund to shareholders as paid from its net short-term capital gains, other than short-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you were a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year. The Fund reserves the right to not report interest-related dividends or short-term capital gain dividends. Additionally, the Fund’s reporting of interest-related dividends or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net Investment Income from Dividends on Stock and Foreign Source Interest Income Continue to be Subject to Withholding Tax; Foreign Tax Credits

Ordinary dividends paid by the Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income Effectively Connected with a U.S. Trade or Business

If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

U.S. Estate Tax

Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount.

U.S. Tax Certification Rules

Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 24% and to obtain the benefits of any treaty between the U.S. and the shareholder’s country of residence. In general, if you are a non-U.S. shareholder, you must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the U.S. has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

Foreign Account Tax Compliance Act (“FATCA”)

Under FATCA, the Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions (“FFI”) or non-financial foreign entities (“NFFE”). After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them. The U.S. Treasury has negotiated intergovernmental agreements (“IGA”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Code (“FFI agreement”) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the US and the FFI’s country of residence), which will, in turn, report the specified information to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report the information to the Fund or other applicable withholding agent, which will, in turn, report the information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Fund. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the Senior Officers of the Funds. Where required, the tables separately list Trustees who are “interested persons” of the Funds (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Each Board member oversees all portfolios of the Trust and serves for an indefinite term. Information about each Trustee is provided below. Unless otherwise noted, the business address of each Trustee and Senior Officer of the Funds is 1100 North Market Street, 9th Floor, Wilmington, Delaware, 19890. The Trust is comprised of 10 funds. The Total Compensation from the Trust shown is as of the most recently completed fiscal year dated April 30, 2023.

INTERESTED TRUSTEE BACKGROUND AND COMPENSATION

Name Birth Date Position With Trust Date Service Began	Principal Occupations and Other Directorships Held for Past Five Years
Eric W. Taylor* Birth date: 12/81 Trustee Began serving: October 2022 President Began serving: August 2022

Principal Occupations: Executive Vice President, Head of Investment Implementation and Investment Advisor Services, Manufacturers and Traders Trust Co. (2018 to present).

Previous Positions: Director of Investment Planning and Portfolio Implementation (2017 to 2018); Regional Investment Advisory Lead and Regional Investment Implementation Officer (2013 to 2017); Senior Investment Advisory (2009 to 2013), Manufacturers and Traders Trust Co.

Other Directorships Held Positions: None.

*	Eric W. Taylor is “interested” due to his current affiliation with Wilmington Trust, N.A. a subsidiary of M&T Bank Corporation and parent company of WFMC and WTIA, investment Advisors to the Funds.

INDEPENDENT TRUSTEE BACKGROUND AND COMPENSATION

Name Birth Date Position With Trust Date Service Began	Principal Occupations for Past Five Years and Other Directorships Held	Total Compensation From Trust**
Donald E. Foley Birth Date: 8/51 Chairman Began serving: January 2023 Trustee Began serving: December 2015

Principal Occupations: Director, BioSig Technologies (2015 to present); Trustee, AXA Premier VIP Trust (2017 to present); Trustee, EQ Advisors Trust (2014 to present); Trustee, 1290 Funds (2017 to present); Chairman and Director, Burke Rehabilitation Hospital Foundation (private hospital, research institute) (2005 to present); Trustee and Chairman of the President’s Council, Union College (private college) (2011 to present); Chairman and Trustee, New Beginning Family Academy (elementary charter school) (2016 to present).

Previous Positions: Advisory Member, Trust and Investment Committee, M&T Bank, Wilmington Trust, National Association, and Wilmington Trust Company (2012 to 2016); Chairman and Chief Executive Officer of Wilmington Trust Corporation (2010 to 2011).

Other Directorships Held: Director, M&T Bank Corporation (commercial bank) (2011 to 2012); Chairman and Director, Wilmington Trust Corporation (commercial and trust bank) (2007 to 2011).

		$143,375.00

Nicholas A. Giordano Birth date: 3/43	Principal Occupations: Consultant, financial services organizations (1997 to present).	$150,250.00

Trustee Began serving: March 2012	Previous Positions: Director, Kalmar Pooled Investment Trust (2000 to 2017).

	Other Directorships Held: The RBB Fund Inc. (34 portfolios) (registered investment companies); Independence Blue Cross; IntriCon Corporation (body-worn products).

Gregory P. Chandler Birth date: 12/66 Trustee Began serving: July 2017

Principal Occupations: Chief Financial Officer, Herspiegel Consulting LLC (pharmaceutical consulting) (2020 to present); President, GCVC Consulting (financial and corporate governance advisory) (2008 to present).

Previous Positions: Chief Financial Officer, Avocado Systems, Inc. (cybersecurity software) (March 2020 to November 2020); Chief Financial Officer, Emtec, Inc. (information technology services) (2009 to 2020); Managing Director, Janney Montgomery Scott LLC (investment banking) (1999 to 2009); Consulting Manager, PwC (1997 to 1999); Manager, Business Assurance, Coopers & Lybrand (audit services) (1995 to 1997).

Other Directorships Held: Trustee, RBB Fund Series Trust (34 portfolios) (registered investment companies) (2012 to present); Trustee, FS Energy Partners (business development company) (2009 to present); Director, Emtec, Inc. (2005 to 2019); Director, FS Investment Corporation (business development company) (2007 to 2019).

		$142,500.00

Valerie J. Sill Birth date: 5/62	Principal Occupations: President, Chief Executive Officer and Chief Investment Officer, DuPont Capital Management (asset management) (2004 to present).	$133,375.00

Trustee Began serving: April 2020

Previous Positions: Executive Vice President at The Boston Company (1994 to 2004).

Other Directorships Held: Trustee, Longwood Gardens (2005 to present); Trustee, Christiana Care Health System (2012 to 2021); and Advisory Counsel, Federal Reserve Bank of Philadelphia’s Economic Advisory Council (2010 to 2013).

**	The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.

SUMMARY OF THE EXPERIENCE AND QUALIFICATIONS OF TRUSTEES

Described below for each Trustee are specific experiences, qualifications, attributes, or skills that support a conclusion that he should serve as a Trustee of the Trust as of the date of this SAI and in light of the Trust’s business and structure. The role of an effective Trustee inherently requires certain personal qualities, such as integrity, as well as the ability to comprehend, discuss and critically analyze materials and issues that are presented so that the Trustee may exercise judgment and reach conclusions in fulfilling his duties and fiduciary obligations. It is believed that the specific background of each Trustee evidences those abilities and is appropriate to his serving on the Trust’s Board of Trustees. Further information about each Trustee is set forth in the table above describing the business activities of each Trustee during the past five years and other directorships held.

INTERESTED TRUSTEE

Mr. Taylor has served as a Trustee of the Trust since October 2022 and President of the Trust since August 2022, while acting as Executive Vice President, Manufacturers and Traders Trust Company, as Head of Investment Implementation and Investment Advisor Services, and previously, as Director of Investment Planning and Portfolio Implementation, Regional Investment Advisory Lead & Regional Investment Implementation Officer, and Senior Investment Advisor. His current position within the M&T organization entails significant responsibilities.

INDEPENDENT TRUSTEES

Mr. Chandler has served as an Independent Trustee of the Trust since July 2017. He has significant experience related to the business and financial services industries and currently serves as a Trustee to the RBB Fund Series Trust and as a Trustee to FS Energy Partners. Mr. Chandler is also Chief Financial Officer of Avocado Systems, Inc. He presently serves as Chairman of the Audit Committee of the Trust.

Mr. Foley has served as a Trustee of the Trust since December 2015. He has significant experience related to the business and financial services industries, having previously served as an Advisory Member of the Trust and Investment Committee of M&T Bank, Wilmington Trust, National Association, and Wilmington Trust Company. He currently serves on the Board of Directors of AXA Equitable and 1290 Mutual Funds. He previously served as a Director of M&T Bank Corporation and M&T Bank and was Chairman and Chief Executive officer of Wilmington Trust Corporation. Mr. Foley presently serves as Chairman of the Board of the Trust.

Mr. Giordano has served as an Independent Trustee of the Trust since March 2012. He has significant experience related to the business and financial services industries, having been Chief Executive Officer of the Philadelphia Stock Exchange. He is currently a consultant to financial service organizations and serves as a trustee to other mutual fund complexes.

Ms. Sill has served as an Independent Trustee of the Trust since April 2020. She has significant experience related to the business and financial services industries, being the President, Chief Executive Officer and Chief Investment Officer of DuPont Capital Management, an asset management firm. She has also served as a trustee to other firms, as well as Advisory Counsel to the Federal Reserve Bank of Philadelphia’s Economic Advisory Council. Ms. Sill presently serves as Chairman of the Nominating and Governance Committee of the Trust.

The Board believes that each Trustee’s experience, qualifications, attributes and skills should be evaluated on an individual basis and in consideration of the perspective such Trustee brings to the entire Board, with no single Trustee, or particular factor, being indicative of Board effectiveness. However, the Board believes that Trustees need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Fund management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties. The Board believes that its members satisfy this standard.

Experience relevant to having this ability may be achieved through a Trustee’s educational background; business, professional training or practice; public service or academic positions; experience from service as a board member (including the Board) or as an executive of investment funds, public companies or significant private or non-profit entities or other organizations; and/or other life experiences.

To assist them in evaluating matters under federal and state law, the Independent Trustees may benefit from information provided by counsel to the Trust. The Board and its committees have the ability to engage other experts as appropriate. The Board evaluates its performance on an annual basis.

OFFICERS BACKGROUND AND COMPENSATION

Name Address Birth year Position With Trust	Principal Occupations for Past Five Years and Previous Positions	Total Compensation From Trust*
John C. McDonnell Birth Year: 1966	Principal Occupations: Chief Operations Officer, Wilmington Funds; Senior Vice President, Wilmington Funds Management Corporation (2005 to present); Senior Vice President, Wilmington Trust Investment Advisors, Inc. (2012 to present).	—

Chief Operations Officer Began serving: June 2017 Vice President Began serving: June 2012	Previous Positions: Vice President, Wilmington Trust Investment Management, LLC (2005 to 2012).

Kaushik Goswami Birth year: 1973	Principal Occupation: Chief Compliance Officer and Anti-Money Laundering Officer, Wilmington Funds (2021 to present); Senior Vice President, M&T Bank.	—

Chief Compliance Officer and AML Officer Began serving: October 2021	Previous Positions: Vice President and Compliance Advisor, M&T Bank (2019 to 2021); Wilmington Funds Product Manager, Wilmington Trust Investment Advisors, Inc. (2015 to 2019).

John J. Kelley Birth year: 1959	Principal Occupations: President of Wilmington Funds Management Corporation; Senior Vice President and Chief Administrative Officer, Wilmington Trust Investment Advisors Inc.	—

Vice President Began serving: December 2016	Previous Positions: Vice President, BNY Mellon Investment Servicing (formerly, PNC Global Investment Servicing) (January 2005 to July 2005); Vice President of Administration, 1838 Investment Advisors, LP (1999 to 2005); Chief Compliance Officer, 1838 Investment Advisors, LP (2004 to 2005).

Robert L. Tuleya Birth year: 1974 Vice President and Assistant Secretary Began serving: September 2018	Principal Occupations: Senior Vice President and Assistant Secretary, Wilmington Funds Management Corporation (2018 to present); Senior Vice President and Assistant Secretary, Wilmington Trust Investment Advisors, Inc (2018 to present); Senior Vice President and Assistant Secretary, Wilmington Trust Investment Management, LLC (2018 to present); Senior Vice President and Assistant General Counsel, M&T Bank (2018 to present). Previous Positions: Vice President and Counsel, M&T Bank (2017 to 2018); Senior Counsel, PNC Bank (2014 to 2017).	—

Charles S. Todd Three Canal Plaza, Suite 100 Portland ME 04101 Birth year: 1971

Principal Occupations: Managing Director, Fund Officers, ACA Group, previously Foreside Financial Group (2008 to present).

Previous Positions: Vice President, Co-Director, Financial Reporting, J.P. Morgan (2000 to 2008).

Chief Executive Officer Began serving: June 2022

Lisa R. Grosswirth 240 Greenwich Street, 22nd Floor New York, NY 10286 Birth year: 1963	Principal Occupations: Vice President, BNY Mellon Asset Servicing (2004 to present). Previous Positions: Supervisory Paralegal, The Dreyfus Corporation (1998 to 2004).	—

Secretary Began serving: September 2007

Name Address Birth year Position With Trust	Principal Occupations for Past Five Years and Previous Positions	Total Compensation From Trust*

Arthur W. Jasion Three Canal Plaza, Suite 100 Portland, ME 04101 Birth year: 1965	Principal Occupations: Senior Principal Consultant and Fund Principal Financial Officer, ACA Group, previously Foreside Financial Group (2020 to present). Previous Positions: Partner, Ernst & Young LLP (2012 to 2020).	—

Chief Financial Officer and Treasurer Began serving: October 2020

*	Officers do not receive any compensation from the Trust.

COMMITTEES OF THE BOARD

The Board of Trustees has established various committees to facilitate the timely and efficient consideration of all matters of importance to the Independent Trustees, the Trust, and each Fund’s shareholders, and to facilitate compliance with legal and regulatory requirements. Currently, the Board has an Audit Committee, Nominating and Governance Committee, Pricing Committee, and Disclosure Controls and Procedures Committee.

The Audit Committee is composed of Gregory P. Chandler, Chairman, Donald E. Foley, Nicholas A. Giordano and Valerie J. Sill, each who are not “interested persons” of the Trust as defined in Section 2(a)(19) of the 1940 Act (individually, an “Independent Trustee” and collectively, the “Independent Trustees”). The Audit Committee, pursuant to its Charter, oversees and monitors the Trust’s internal accounting and control structure, its auditing function and its financial reporting process. The Audit Committee is responsible for selecting and retaining the auditors for the Trust. The Audit Committee is also responsible for approving the audit plans, fees and other material arrangements in respect of the engagement of auditors, including non-audit services. The Chairman of the Audit Committee is responsible for pre-approving all non-audit related services, subject to ratification by the full Audit Committee. The Audit Committee reviews the qualifications of the auditor’s key personnel involved in the foregoing activities and monitors the auditor’s independence. The Audit Committee also discusses the Trust’s processes with respect to risk assessment and risk management. During the fiscal year ended April 30, 2023, the Audit Committee met four times.

The Trust has a Nominating and Governance Committee which functions pursuant to its Charter. The Board of the Trust appoints the members of the Nominating and Governance Committee, which is composed of Gregory P. Chandler, Donald E. Foley, Nicholas A. Giordano and Valerie J. Sill, Chairman, each an Independent Trustee. The Nominating and Governance Committee is responsible for the selection and nomination for election to the full Board appropriate candidates for service as Trustees of the Trust. In addition, the Nominating and Governance Committee provides a forum for the Independent Trustees to address important issues of corporate governance for the Trust, including Trustee compensation and the Board self-evaluation, and to make appropriate recommendations to the full Board regarding sound governance practices. During the fiscal year ended April 30, 2023, the Nominating and Governance Committee met four times.

The Pricing Committee is composed of any one Independent Trustee and representatives from the Advisor. The Pricing Committee may make fair valuation determinations as may be required from time to time. The Pricing Committee meets as is required. During the fiscal year ended April 30, 2023, the Pricing Committee met four times.

The Disclosure Controls and Procedures (“DC&P”) Committee is composed of the Trust’s Principal Executive Officer (“PEO”), Principal Financial Officer (“PFO”), and Chief Compliance Officer, as well as the Chief Investment Officer and Chief Operating Officer of the Advisor, and from time to time, Fund Counsel and other persons may be invited to attend meetings by the Trust’s PEO and PFO. The DC&P Committee oversees internal controls relating to preparation and filing of financial statements and meets prior to the final approvals by the PEO and PFO of the Fund on the annual report, semi-annual report and certain other filings. During the fiscal year ended April 30, 2023, the DC&P Committee met two times.

BOARD OWNERSHIP OF SHARES IN THE FUNDS AND IN THE TRUST

AS OF DECEMBER 31, 2022

Board Member Name	Dollar Range of Shares Owned in Funds	Aggregate Dollar Range of Shares Owned in Trust
Interested Board Members
Eric W. Taylor*	None	None
Gregory P. Chandler		Over $100,000
Wilmington Enhanced Dividend Income Strategy Fund	Over $100,000
Wilmington Broad Market Bond Fund	$1-$10,000
Wilmington International Fund	$50,001-$100,000
Wilmington Large-Cap Strategy Fund	$10,001-$50,000
Wilmington Real Asset Fund	$1-$10,000
Wilmington Global Alpha Equities Fund	$50,001-$100,000
Wilmington Municipal Bond Fund	$1-$10,000
Donald E. Foley		Over $100,000
Wilmington Global Alpha Equities Fund	$10,001-$50,000
Wilmington International Fund	$10,001-$50,000
Wilmington Large-Cap Strategy Fund	$50,001-$100,000
Nicholas A. Giordano		Over $100,000
Wilmington Enhanced Dividend Income Strategy Fund	Over $100,000
Wilmington Real Asset Fund	Over $100,000
Valerie J. Sill		Over $100,000
Wilmington Large-Cap Strategy Fund	Over $100,000

As of December 31, 2022, the Fund’s Board and Officers as a group owned 2% of the Wilmington Enhanced Dividend Income Strategy Fund’s outstanding shares and less than 1% of the outstanding shares of each of the other Funds.

BOARD LEADERSHIP STRUCTURE

The Board of Trustees is composed of four Independent Trustees and one interested trustee. Donald E. Foley, Independent Trustee, serves as the Chairman of the Board and presides at meetings of the Board. Mr. Foley regularly communicates with representatives of the Advisor and the Trust. Mr. Foley leads the deliberative meetings of the Independent Trustees that are held outside of the presence of management personnel. The Independent Trustees are advised at these meetings, as well as at other times, by separate, independent legal counsel. Mr. Foley may perform such other functions as may be requested by the Board from time to time. The Board believes that having a super-majority of Independent Trustees, coupled with an Independent Chairman, is appropriate and in the best interests of the Trust, given its specific characteristics.

The Trustees have the authority to take all actions necessary in connection with the business affairs of the Trust, including, among other things, approving the investment goals, policies and procedures for the Funds. The Trust enters into agreements with various entities to manage the day-to-day operations of the Funds, including with the Advisor, the sub-advisors, the administrator, the transfer agent, the distributor and the custodian. The Trustees are responsible for selecting these service providers, approving the terms of their contracts with the Funds, and exercising general oversight of these service providers on an ongoing basis.

BOARD OVERSIGHT OF TRUST RISK

The Board has not established a formal risk committee. However, much of the regular work of the Board and its standing Committees addresses aspects of risk oversight. At each regular Board meeting, the Advisor reports to the full Board on actual and potential risks to the Funds and the Trust as a whole. In addition, as part of its regular quarterly reports to the Board about various matters, the Advisor reports to the Board on the various elements of risk, including investment risk, credit risk, liquidity risk and operational risk, as well as overall business risks relating to the Fund. In addition, the Audit Committee considers risks related to financial reporting and controls.

The Board has appointed a Chief Compliance Officer (“CCO”) who reports directly to the Board’s Independent Trustees and provides presentations to the Board at its quarterly meetings and an annual report to the Board concerning compliance matters. The CCO oversees the development and implementation of compliance policies and procedures that are reasonably designed to prevent violations of the federal securities laws (“Compliance Policies”). The Board has approved the Compliance Policies, which seek to reduce risks relating to the possibility of non-compliance with the federal securities laws. The CCO also regularly discusses the relevant risk issues affecting the Trust during private meetings with the Independent Trustees, including concerning the Advisor, as applicable.

INVESTMENT ADVISOR

WILMINGTON FUND MANAGEMENT CORPORATION (“WFMC”). WFMC serves as the investment advisor to each of the Funds. WMFC is located at 1100 North Market Street, Wilmington, Delaware 19890 and is a Delaware corporation organized on September 17, 1981. It is a wholly owned subsidiary of Wilmington Trust Corporation, which is a wholly owned subsidiary of M&T Bank Corporation.

Several affiliates of WFMC are also engaged in the investment advisory business. Wilmington Trust Investment Management, LLC, a wholly owned subsidiary of Wilmington Trust Corporation, is a registered investment advisor.

Pursuant to an investment advisory agreement between the Trust and WFMC, WFMC manages the assets of the Funds (“Investment Advisory Contract”). The Investment Advisory Contract has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Board of Trustees including a majority of the Independent Trustees casting votes in person at a meeting called for such purpose, or by vote of a majority of the outstanding voting securities of the Fund. The Investment Advisory Contract may be terminated by the Trust or the investment advisor on 60 days written notice without penalty. The Investment Advisory Contract will also terminate automatically in the event of its assignment as defined in the 1940 Act. Pursuant to the Investment Advisory Contract, WFMC is entitled to receive the following annual investment advisory fees, paid monthly as a percentage of average daily net assets:

	Annual Fee (as a % of average daily net assets (“Assets”))
Fund	WFMC	WTIA*
U.S. Government Money Market Fund	0.25%	None
U.S. Treasury Money Market Fund	0.25%	None

*	Percentage shown represents the portion of WFMC’s fees allocated to WTIA.

WFMC has contractually agreed to waive a portion of its advisory fees or reimburse expenses to the extent that the expenses of a Fund (excluding dividends or interest on short positions, acquired fund fees and expenses, taxes, extraordinary expenses, brokerage commissions and interest), expressed as an annualized percentage of average daily net assets, do not exceed the expense limitations set forth below.

EXPENSE LIMITATION

	Preferred Institutional Class	Institutional Class	Select Class	Administrative Class	Service Class	TERMINATION DATE
U.S. Government Money Market Fund	[ ]	[ ]	[ ]	[	[ ]	[December 31, 2024	]
U.S. Treasury Money Market Fund	[ ]	[ ]	[ ]	[	[ ]	[December 31, 2024	]

ADVISORY SERVICES. Under the terms of the Investment Advisory Contract, WFMC has agreed to: (a) direct the investments of the Funds, subject to and in accordance with each Fund’s investment goal, policies and limitations set forth in the prospectus and this SAI; (b) purchase and sell for each Fund, securities and other investments consistent with a Fund’s goals and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of each Fund; (d) pay the salaries of all personnel of the investment advisor performing services relating to research, statistical and investment activities on behalf of a Fund; (e) make available and provide such information as the Trust and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations; and (f) make its officers and employees available to the Trustees and officers of the Trust for consultation and discussion regarding the management of each Fund and its investment activities. Additionally, WFMC has agreed to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to a contract with the Funds. The Trust and/or WFMC may at any time upon approval by the Board of Trustees, enter into one or more sub-advisory agreements with a sub-advisor pursuant to which WFMC delegates any or all of its duties as listed.

The Investment Advisory Contract provides that WFMC shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement. The salaries of any officers and the Interested Trustees employed by WFMC and the salaries of all personnel of WFMC performing services for each Fund relating to research, statistical and investment activities are paid by WFMC. Each Fund and each class of shares of a Fund pays its respective pro rata portion of the advisory fee payable by the Fund.

SUB-ADVISORY SERVICES

ALL FUNDS. WTIA, 1100 North Market Street, 9th Floor Wilmington, DE 19890, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, WFMC and WTIA. For providing sub-advisory services, WTIA may receive a portion of WFMC’s advisory fee received from each Fund. The allocation of the fees between WFMC and WTIA is based on the allocation of responsibilities between WFMC and WTIA with respect to each Fund. WFMC may reallocate investment advisory responsibilities and fees between itself and WTIA without obtaining shareholder approval. Any such reallocation will not result in a reduction in the nature and level of services provided to each Fund or in an increase in the aggregate fees paid by each Fund for such services.

In addition, subject to oversight by the Board, WFMC is responsible for overseeing the sub-advisors and recommending their hiring, termination and replacement. Pursuant to an exemptive order from the SEC, WFMC (subject to the approval of the Board) may, with respect to any of the Funds, select and replace sub-advisors, which are unaffiliated with WFMC, and amend Sub Advisory agreements without obtaining shareholder approval, provided that certain conditions are met.

For their services, each sub-advisor (other than WTIA) is entitled to receive a fee based upon a percentage of their respective Fund’s average daily net assets, which will be paid by the Fund and not by the Advisor. The rate of the overall fee payable to the multiple sub-advisors of a sub-advised Fund may vary depending on the amount of assets that are allocated to the different sub-advisors of the sub-advised Fund due to the differences in their fees. The rate of the overall fee payable to the multiple sub advisors of a sub advised Fund may also vary, from time to time, due to increases or decreases in the market value of the portions of the Fund’s portfolio managed by particular sub-advisors. These variations may occur even though there has been no change in the contractual arrangements between the Fund and any sub-advisor.

WILMINGTON FUNDS PROXY VOTING POLICIES AND PROCEDURES

Introduction

It is the policy of Wilmington Funds (the “Trust”), on behalf of each of its series that owns the voting securities of other issuers (the “Funds”), to ensure that the proxies related to each Fund’s portfolio securities are voted in the best interests of each Fund.

The Role of WFMC / WTIA in Fund Proxy Voting

The Board of Trustees of the Trust (the “Board”), on behalf of the Funds, has delegated the authority to vote proxies to the Funds’ investment advisor, Wilmington Funds Management Corporation (“WFMC”). Pursuant to a Services Agreement between WFMC and its affiliate, Wilmington Trust Investment Advisors, Inc. (“WTIA”), WFMC has delegated the responsibility of voting proxies for the Funds to WTIA. WFMC and WTIA retain the proxy voting authority for each Fund that employs a third-party subadvisor.

Proxy voting for the Funds is subject to the applicable written policies and procedures of WFMC and WTIA (the “Advisors’ Proxy Voting Policies”). The Board has approved the Advisors’ Proxy Voting Policies, as they concern the voting of proxies related to the Funds’ portfolio securities.

WFMC and WTIA have retained Institutional Shareholder Services Inc. (“ISS”) to provide proxy voting and related services with respect to their clients, including the Funds. The Advisors have a Proxy Voting Committee that meets periodically to address various matters including: (i) potential conflicts of interest associated with client proxies; and (ii) the voting of specific proxies as deemed necessary and appropriate. WFMC and WTIA generally follow the ISS recommendations in voting proxies unless otherwise determined by the relevant investment personnel or the Proxy Voting Committee.

The Advisors’ Proxy Voting Policies, together with the standard ISS Proxy Voting Guidelines, are attached hereto.

Legal Requirements

Rule 30b1-4 under the Investment Company Act of 1940 (the “1940 Act”) requires a registered investment company to file an annual report on Form N-PX not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30.

Item 17(f) of Form N-1A under the Securities Act of 1933 requires a registered investment company to describe in its registration statement the policies and procedures that it follows to determine how to vote proxies relating to portfolio securities, including the procedures that the fund uses when a vote presents a conflict between the interests of fund shareholders, on the one hand, and those of the fund’s investment advisor; principal underwriter; or any affiliated person of the fund, its investment advisor, or its principal underwriter, on the other (hereinafter, a “conflict of interest”).

Item 27(d)(4) of Form N-1A requires that a fund’s annual and semi-annual reports contain a statement that a description of the fund’s proxy voting policies and procedures is available without charge, upon request, by calling a specified toll-free (or collect) telephone number; on the fund’s website, if applicable; and on the SEC’s website.

General Procedures

1.	On an annual basis, the Chief Compliance Officer of the Trust (the “CCO”) shall verify that each Fund, as applicable, has filed its report on Form N-PX.

2.

On an annual basis, the CCO will review the Advisors’ Proxy Voting Policies. Any amendment to the Advisors’ Proxy Voting Policies shall be reviewed by the CCO. Material changes will be presented to the Board for approval.

3.

On an annual basis, the CCO shall review with the CCO of WFMC and WTIA (the “Advisor CCO”) any conflicts of interest (particularly with respect to the Funds), ISS overrides, and abstentions from voting, with respect to the Funds’ proxies.

4.

On an annual basis, the CCO shall request that the Advisor CCO certify that WFMC and WTIA’s processes and procedures for identifying and remediating conflicts of interest in connection with their proxy voting activities are functioning effectively.

5.

On an annual basis, the CCO shall review this Policy and confirm with Fund counsel that disclosure in the Trust’s registration statement is responsive to Item 17(f) of Form N-1A. That review and confirmation will take place in conjunction with the annual amendment to the Trust’s registration statement pursuant to Rule 8b-16 under the 1940 Act.

Recordkeeping

The Trust’s CCO shall maintain and preserve permanently, the first two years in an easily accessible place, a written copy of this policy, including any revision(s) to this policy, and copies of all updated and current versions of the Advisors’ Proxy Voting Policies and the ISS Proxy Voting Guidelines.

Corrective Action

If a violation of this policy is suspected, it shall be communicated to the Trust’s CCO for investigation. Reports regarding compliance with this policy, including material deficiencies, will be provided periodically to the Board during regularly scheduled meetings of the Board.

WILMINGTON FUNDS MANAGEMENT CORPORATION PROXY VOTING POLICIES AND PROCEDURES

General

As an investment advisor registered with the SEC under the Advisers Act, WFMC (or “the Firm”) is subject to Advisers Act Rule 206(4)-6, which requires the Firm to:

1.	Adopt proxy voting policies and procedures reasonably designed to ensure that the Firm votes proxies in the best interests of clients;

2.	Address how the Firm mitigates material conflicts of interest that may arise between the advisor and its clients;

3.	Disclose to clients information about those policies and procedures and provide copies upon request;

4.	Disclose to clients how they maintain information on how the Firm has voted proxies; and

5.	Maintain certain records relating to proxy voting.

Determination of Authority

Advisors that have implicit as well as explicit voting authority must comply with Advisers Act Rule 206(4)-6. The Rule thus applies when the advisory contract is silent but the advisor’s voting authority is implied by an overall delegation of discretionary authority. The rule does not apply, however, to advisors that provide clients with advice about voting proxies but do not have authority to vote the proxies.

Proxy Voting Procedures

Pursuant to a Services Agreement between WFMC and its affiliate, WTIA, certain dual employees of WFMC and WTIA may be authorized to coordinate the casting of proxy votes on behalf of WFMC’s clients, including the Wilmington Funds. Specifically, WFMC has delegated the responsibility of voting proxies for the Funds to WTIA. WTIA engages ISS to conduct research and provide proxy voting recommendations.

Appointment of Subadvisors

From time to time, WFMC may recommend that a client appoint a subadvisor with respect to a particular investment mandate. By recommending the subadvisor to manage the client’s investments, WFMC is also recommending that the client approve the subadvisor’s policies and procedures with respect to proxy voting. Among other things, WFMC will require that a subadvisor’s policies and procedures be designed to ensure that proxies are voted in what the subadvisor believes to be the best interests of clients, and that conflicts are disclosed, documented, and otherwise addressed in an appropriate manner. In considering a subadvisor to recommend, WFMC will seek assurance that the subadvisor will generally vote proxies in a manner that is consistent with its affiliate, WTIA (i.e. in accordance with ISS recommendations, unless otherwise specified by WFMC). A subadvisor will provide WFMC with information on securities voted by the subadvisor promptly after the vote occurs. If a subadvisor proposes to cast a vote that is not consistent with WTIA policy, the subadvisor must notify the Firm. The subadvisor must also document the rationale for any such inconsistent vote. Notwithstanding the foregoing, WTIA may reserve the right to vote proxies in lieu of delegating such authority to a subadvisor.

Conflicts of Interest

WFMC may have a conflict of interest in voting a particular proxy. A conflict of interest could arise, for example, as a result of a business relationship with a company, or a direct or indirect business interest in the matter being voted upon, or as a result of a personal relationship with corporate directors or candidate for directorships. Whether a relationship creates a material conflict of interest will depend upon the facts and circumstances.

The Proxy Voting Team has reviewed a copy of the ISS policies, procedures and practices regarding potential conflicts of interest that could arise in ISS proxy voting services to the Firm as a result of business conducted by ISS. The Proxy Voting Team believes that the policies, procedures and practices followed by ISS minimize the potential conflicts of interest by ISS in making voting recommendations to WTIA.

Whenever a portfolio manager determines that it is in a client’s best interest to vote on a particular proposal in a manner other than in accordance with the guidelines set forth in the Proxy Voting Policy, or the policy does not address how to vote on the proposal, the portfolio manager shall present the matter to the Proxy Voting Team, which shall be responsible for evaluating information relating to conflicts of interest in connection with the voting of the client proxy.

For purposes of identifying conflicts under this policy, the Proxy Voting Team will rely on publicly available information about a company and its affiliates, information about the company and its affiliates that is generally known by employees of the Firm, and other information actually known by a member of the Proxy Voting Team.

In the event that the Proxy Voting Team determines that the Firm has a material conflict of interest with respect to a proxy proposal, then WFMC shall either:

1.	Vote on the proposal in accordance with the recommendation of the Proxy Voting Team or that Team’s designee;

OR

2.	Prior to voting on the proposal, either:

a.

Contact an independent third party (such as another plan fiduciary) to recommend how to vote on the proposal and will vote in accordance with the recommendation of such third party (or have the third party vote such proxy); or

b.

Fully disclose the nature of the conflict to the client(s), and obtain the client’s consent as to how the Firm will vote on the proposal (or otherwise obtain instructions from the client as to how the proxy on the proposal should be voted).

WFMC may not address a material conflict of interest by abstaining from voting, unless the Proxy Voting Team (or that Team’s designee) has determined that not voting the proxy is in the best interest of a client. However, as indicated above, there may be other circumstances where the Firm determines that refraining from voting a proxy is in the client’s best interest and the existence of a material conflict of interest shall not affect such a determination.

The Proxy Voting Team shall document the manner in which proxies involving a material conflict of interest have been voted by WFMC as well as the basis for any determination that WFMC does not have a material conflict of interest in respect of a particular matter.

Compliance and Oversight

The Firm’s CCO and/or Designated Person (DP) are responsible for the following procedures:

1.	Review of all reports regarding votes cast on behalf of shares for which WFMC has voting responsibility that are not in accordance with the Firm’s voting guidelines;

2.	Review reports on material conflicts of interest and consult with legal counsel as necessary;

3.	Review all proxy policies and procedures received by sub-advisors upon receipt; and

4.	Review ADV Part 2 disclosures of proxy policies and procedures of sub-advisors.

The CCO and/or their DP will include any exceptions and report to the Board of Directors on an as needed basis.

The Proxy Voting Team conducts due diligence of ISS under the guidelines established by the Enterprise Vendor Management Program.

Annual Review of Proxy Voting Policies and Procedures

An annual review of these policies and procedures to assess adequacy and effectiveness of implementation shall be conducted in conjunction with WFMC’s annual review of its compliance program under Advisers Act Rule 206(4)-7.

Recordkeeping

WFMC’s Record-keeping Responsibilities under the Advisers Act:

In compliance with the rule amendments that require advisors to maintain certain records relating to the proxy votes cast for clients, WFMC shall maintain the following records:

1.	Copies of all proxy voting policies and procedures;

2.	Copies of each proxy voting statement received regarding client securities;

3.	Records of each vote cast;

4.	Copies of any documents created by WTIA that were material to making a decision on how to vote a proxy, or that memorialize the basis for such decision, including written consents from clients; and

5.	Copies of all written client requests for proxy voting records and any written response from WTIA to any (written or oral) request for such information.

WILMINGTON TRUST INVESTMENT ADVISORS POLICY STATEMENT ON PROXY VOTING

WTIA acknowledges that among its duties as a fiduciary to its clients is the obligation to protect the interests of its clients by voting the shares held by its clients’ accounts. In order to ensure that shares are voted in all appropriate circumstances, WTIA will exercise voting discretion as to all shares unless voting discretion is specifically reserved for the client or assigned to a third party in the advisory contract. To ensure that shares are voted in a consistent manner and in the best interest of its clients, WTIA has adopted this Proxy Voting Policy.

General Standards and Approach

Each year, WTIA receives hundreds of proxy solicitations with respect to voting securities in client accounts. The matters to be voted upon may be proposals of management or of stockholders, and cover a diverse assortment of complex issues. Whether the interests of shareholders are best served by a vote “for” or “against” a proposal often depends upon the context, the effects that adoption could have on the company’s business, and the motivations of the parties making the proposal. These determinations require a considerable investment of time, resources and expertise.

Given the sheer volume of proxies, and the broad spectrum of issues to be voted upon, the proxy voting process represents a considerable administrative burden. In order to efficiently discharge its duty to vote proxies, WTIA has engaged a third party, ISS to perform the function of analyzing and providing recommendations on voting proxies.

ISS is the acknowledged industry leader in assisting institutional shareholders with the types of proxy analysis described above. WTIA has reviewed the policies and considerations applied by ISS in voting proxies and found them to be fully consistent with the policies of the Firm. Accordingly, WTIA will generally follow the ISS recommendations in voting proxies. Summaries of the ISS proxy voting policies and considerations are available at the ISS website at http:www.issgovernance.com/policy.

In general, WTIA believes that it is in the best interests of its clients to vote its clients’ shares so as to promote the alignment of the interests of corporate management with the interest of its shareholders, to improve the accountability of corporate management to its shareholders, to reward good performance by management, and to approve proposals that the Firm believes will result in financial rewards for its clients.

WTIA reserves the right to override any ISS-recommended voting policy when it believes that a vote contrary to a policy would be in the best interest of the Firm’s clients. Any vote contrary to a stated policy must be approved by the Proxy Voting Team. A written summary of the considerations in making the voting decision should be prepared and retained with the records of the proxy.

WTIA believes that addressing its proxy voting obligations as described in this Proxy Voting Policy will promote the best interests of shareholders, and therefore, will be in the best interests of the Advisor’s clients.

Conflicts of Interest

WTIA may have a conflict of interest in voting a particular proxy. A conflict of interest could arise, for example, as a result of a business relationship with a company, or a direct or indirect business interest in the matter being voted upon, or as a result of a personal relationship with corporate directors or candidate for directorships. Whether a relationship creates a material conflict of interest will depend upon the facts and circumstances.

The Proxy Voting Team has reviewed a copy of the ISS policies, procedures and practices regarding potential conflicts of interest that could arise in ISS proxy voting services to the Firm as a result of business conducted by ISS. The Proxy Voting Team believes that the policies, procedures and practices followed by ISS minimize the potential conflicts of interest by ISS in making voting recommendations to WTIA.

Whenever a portfolio manager determines that it is in a client’s best interest to vote on a particular proposal in a manner other than in accordance with the guidelines set forth in the Proxy Voting Policy, or the policy does not address how to vote on the proposal, the portfolio manager shall present the matter to the Proxy Voting Team, which shall be responsible for evaluating information relating to conflicts of interest in connection with the voting of the client proxy.

For purposes of identifying conflicts under this policy, the Proxy Voting Team will rely on publicly available information about a company and its affiliates, information about the company and its affiliates that is generally known by employees of the Firm, and other information actually known by a member of the Proxy Voting Team.

In the event that the Proxy Voting Team determines that the Firm has a material conflict of interest with respect to a proxy proposal, then WTIA shall either:

1.	Vote on the proposal in accordance with the recommendation of the Proxy Voting Team or that Team’s designee;

OR

2.	Prior to voting on the proposal, either:

a.

Contact an independent third party (such as another plan fiduciary) to recommend how to vote on the proposal and will vote in accordance with the recommendation of such third party (or have the third party vote such proxy); or

b.

Fully disclose the nature of the conflict to the client(s), and obtain the client’s consent as to how the Firm will vote on the proposal (or otherwise obtain instructions from the client as to how the proxy on the proposal should be voted).

WTIA may not address a material conflict of interest by abstaining from voting, unless the Proxy Voting Team (or that Team’s designee) has determined that not voting the proxy is in the best interest of a client. However, as indicated above, there may be other circumstances where the Firm determines that refraining from voting a proxy is in the client’s best interest and the existence of a material conflict of interest shall not affect such a determination.

The Proxy Voting Team shall document the manner in which proxies involving a material conflict of interest have been voted by WTIA as well as the basis for any determination that WTIA does not have a material conflict of interest in respect of a particular matter.

Appointment of Subadvisors

From time to time WTIA may recommend that a client appoint a subadvisor with respect to a particular investment mandate. By recommending the subadvisor to manage the client’s investments, the Firm is also recommending that the client approve the subadvisor’s policies and procedures with respect to proxy voting. Among other things, WTIA will require that a subadvisor’s policies and procedures be designed to ensure that proxies are voted in what the subadvisor believes to be the best interests of clients, and that conflicts are disclosed, documented, and otherwise addressed in an appropriate manner.

In considering a subadvisor to recommend, WTIA will seek assurance that the subadvisor will generally vote proxies in a manner that is consistent with the Firm’s policy (i.e. in accordance with ISS recommendations, unless otherwise specified by WTIA). Subadvisor will provide WTIA with information on securities voted by subadvisor promptly after the vote occurs. If a subadvisor proposes to cast a vote that is not consistent with WTIA policy, the subadvisor must notify the Firm, and must also document the rationale for any such inconsistent vote. Notwithstanding the foregoing, WTIA may reserve the right to vote proxies in lieu of delegating such authority to a subadvisor.

WTIA PROXY VOTING PROCEDURES

WTIA votes proxies associated with securities held in accounts of WTIA and accounts of the M&T Bank Trust Department for which WTIA carries out equity trading functions. All proxies may be voted either by WTIA, the client, or both WTIA and the client may share voting authority. Ideally, accounts should be set up in SEI to direct proxy voting to ISS.

1.

Unless specifically reserved by the client, WTIA will exercise voting authority over proxy votes. WTIA has retained a third-party service provider, ISS, to conduct independent research and make proxy voting recommendations. Proxy votes will be cast in accordance with ISS recommendations unless WTIA directs ISS to vote otherwise.

Clients that do not grant voting authority to WTIA are responsible for ensuring that proxy votes are cast.

2.	On WTIA/Bank (Trustee) voting only, occasionally, on some proposals a determination could be made to cast a different vote than what ISS analysts recommend.

If WTIA believes it is in the best interest of the client to vote on specific issues that relate to a particular issuer, WTIA will instruct ISS to vote accordingly. If the vote is against ISS recommendations, the voting decision (and supporting documentation) will be presented by WTIA’s Proxy Voting Administrator to the Proxy Voting Team. The Portfolio Manager seeking to vote against ISS recommendations will certify in writing that there are no conflicts of interest.

3.

A summary of the reasons supporting the voting decision will be presented at the next scheduled meeting of the Proxy Voting Team. The Proxy Voting Team is responsible for evaluating information relating to conflicts of interest in connection with the voting of the client proxy. The recommendation to cast a vote contrary to ISS recommendations requires a majority of voting members in favor of the proposal. A summary of the considerations in making the voting decision and/or resolving any conflicts of interest will be captured in the minutes of the next scheduled Proxy Voting Team meeting.

4.

Occasionally, proxy ballots will be “Referred” back to WTIA when ISS does not provide voting recommendations. WTIA’s Proxy Administrator will review these proxies on a case by case basis and instruct ISS how to vote. WTIA will respond to these requests if the information requested is available through reasonable effort. Otherwise, ISS will be instructed to withhold voting.

5.

Votes that are made against ISS recommendations are manually entered into the ISS system. The voting instruction is printed; a subsequent confirmation email is received and retained (along with documentation supporting the override decision) by the Proxy Voting Administrator.

6.	Periodically, WTIA will request that ISS provide to WTIA a copy of the record of the votes cast for review and monitoring purposes.

7.	At least annually, the Proxy Voting Team will review the policies used by ISS in determining its voting direction to ensure voting decisions are made in the best interest of the clients.

ISS System Access

The Proxy Voting Administrator, and authorized designee, are the only WTIA employees with system access at present. Should the need arise to add additional users, an ISS Access Form (in a form satisfactory to Operations and/or Compliance) will be completed and will be authorized by the CCO. In turn, ISS will provide password-protected system access. Annually, Compliance will request a list of “authorized signers” from ISS to ensure that only authorized signers have system access.

Compliance and Oversight

WTIA Compliance will review at least quarterly all reports regarding votes cast on behalf of shares for which WTIA has voting responsibility that are not in accordance with the Firm’s voting guidance and reports such votes in the Quarterly Compliance Report.

The Proxy Voting Team conducts due diligence of ISS under the guidelines established by the Enterprise Vendor Management Program.

Annual Review of Proxy Voting Policies and Procedures

An annual review of these policies and procedures to assess adequacy and effectiveness of implementation shall be conducted in conjunction with WFMC’s annual review of its compliance program under Advisers Act Rule 206(4)-7.

PROXY VOTING REPORT

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the period from July 1 of one year through June 30 of the next and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available without charge on the SEC website at www.sec.gov and through the Trust’s website. Go to www.wilmingtonfunds.com; select “Proxy Voting Record” to access the link.

PORTFOLIO HOLDINGS INFORMATION

To address possible conflicts between the interests of Fund shareholders and those of the Advisor and its affiliates concerning the release of portfolio holdings information, WFMC and the Funds have adopted policies and procedures regarding the disclosure and release of portfolio holdings information. The Board has approved the policies and procedures.

The Funds’ and the Advisor’s overall policy with respect to the release of portfolio holdings information is to release it consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to the limited exceptions described below, the Funds will not make available to anyone non-public information with respect to their portfolio holdings until such time as the information is made available to all shareholders or the general public.

As required by the Rule, each Money Market Fund posts complete portfolio holdings information as of the last business day or subsequent calendar day of the preceding month or on its website no later than five business days after the end of the month and this information remains posted on the website for at least six months. In addition, each Money Market Fund files monthly with the SEC portfolio holdings and other information about the Fund and its portfolio as of the last business day or subsequent calendar day of the preceding month within five business days of the end of each month. This information is made public upon filing.

The release of Portfolio Holdings Information with respect to the Funds to selected third parties in advance of its release to all Fund shareholders or the general public is permissible only if there is a legitimate business purpose for that release, doing so is in the best interests of a Fund’s shareholders, the recipient of the Portfolio Holdings Information is subject to a duty of confidentiality pursuant to a signed agreement (including a duty not to trade on the information), and the release of the information would not otherwise violate the antifraud provisions of the federal securities laws or the Fund’s or WFMC’s fiduciary duties. The existence of a legitimate business purpose for the release of Portfolio Holdings Information is recognized in the case of: certain eligible third parties, as described below and listed in the Appendix to this SAI; broker-dealers that may effect transactions for a Fund, subject to duties not to trade and of confidentiality; shareholders in the process of a redemption request in-kind, if such request is deemed in the best interests of the Fund and other shareholders; and the issuer of securities regarding the number or percentage of its shares that are owned by the Fund. Eligible third parties may not be required to execute a confidentiality agreement insofar as they are otherwise subject to duties of confidentiality and duties not to trade on the nonpublic information received.

Persons that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings on an ongoing basis in connection with the services that they provide to the Funds (they are included on the list in the Appendix to this SAI). Persons that are approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.

In other cases, the determination of whether a Fund has a legitimate business purpose for releasing Portfolio Holdings Information selectively in advance of its public release shall be made by the Fund’s CCO following a request submitted in writing.

The attraction of additional assets to a Fund will not in and of itself be deemed to be a legitimate business purpose. No consideration may be received by a Fund, the Advisor, a Sub-Advisor, any affiliate of the Advisor or any of their employees in connection with the disclosure of portfolio holdings information.

The Funds’ CCO conducts periodic reviews of compliance with the procedures and provides annually a report to the Board regarding the operation of the procedures and any material changes recommended as a result of such review. The CCO also reports annually to the Board on exceptions that are granted as described above along with an explanation of the legitimate business purpose of the Fund that is served as a result of the exception.

For purposes of the Funds’ policies and procedures, “portfolio holdings information” does not include aggregate, composite or descriptive information relating to a Fund’s portfolio holdings that does not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading for the Fund (“Analytical Information”), or information about the Fund’s derivative positions. Analytical Information generally includes, without limitation: (1) descriptions of allocations among asset classes, industries/sectors, regions, and countries (e.g., percentages of foreign securities holdings); (2) aggregated data such as average or median ratios, market capitalization, credit quality, duration, sharpe ratio, beta, and standard deviation; (3) performance attributions by industry, sector or country; and (4) aggregated risk statistics. In addition, other information may also be deemed to be Analytical Information if, in the reasonable belief of the Funds’ CCO (or his/her designee), the release of such information would not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading for a Fund. Such information, if made available to anyone, will be made available to any person upon request, but may or may not be posted on the Funds’ website.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisor looks for prompt execution of the order at a favorable price. The Advisor will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. For those assets not allocated to a sub-advisor, the Advisor makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds’ Board.

Investment decisions for the Funds are made independently from those of other accounts managed by the Advisor. When a Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Advisor to be equitable. While the coordination and ability to participate in volume transactions may benefit the Funds, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by a Fund.

For those assets not allocated to a sub-advisor, WFMC is responsible for decisions with respect to the selection, purchase, and sale of portfolio securities on behalf of the Funds, and implementing these decisions including, where applicable, the negotiation of commissions and the allocation of portfolio brokerage. WFMC considers a number of factors when determining whether to use a brokerage firm, including: (i) the reputation and perceived soundness of the firm; (ii) whether the firm provides comprehensive coverage of the particular investment market; (iii) whether the firm is sufficiently knowledgeable about the market and about the security being traded so that speedy and accurate execution will be achieved; (iv) whether the securities prices offered by the firm represent fair market value and the commission charged is reasonable; (v) the firm’s ability to execute block trades; (vi) the firm’s standard of research coverage; and (vii) the firm’s standard of back-office and settlement arrangements.

In selecting the broker for a particular equity trade, when more than one firm is believed to meet WFMC’s criteria, preference may be given to a broker-dealer that provides brokerage and research services (within the meaning of Section 28(e) of the Securities Exchange Act of 1934), so long as WFMC believes that the amount of commission charged by such broker-dealer for effecting the transaction is reasonable in relation to the value of the brokerage and research services provided. WFMC will endeavor to be aware of the current level of charges of eligible broker-dealers and to minimize the expense incurred for effecting transactions to the extent consistent with the interests and policies of accounts. WFMC has no obligation to seek the lowest commission rate for any particular transaction, or to select a broker-dealer on the basis of its purported or “posted” commission rate.

With regard to fixed income trading, transactions are typically effected in an over-the-counter-market on a net basis (i.e., without commission) through dealers acting as principal or in transactions directly with the issuer. Dealers derive an undisclosed amount of compensation by offering securities at a higher price than they bid for them. Some fixed income securities, particularly non-investment grade and municipal securities, may have only one primary market maker. WFMC seeks to use dealers it believes to be actively and effectively trading the security being purchased or sold, but may not always obtain the lowest available price with respect to a security.

On April 30, 2023, the following Funds owned securities of the following regular broker/dealers. The number next to each broker/dealer represents the dollar value of the Fund’s aggregate holdings or short sale position of the securities of the broker/dealer as of April 30, 2023.

Fund	Broker/ Dealer	Market Value	xlookip	Market Value	Broker/ Dealer	Market Value	Broker/ Dealer	Market Value
U.S. Government Money Market	Goldman Sachs & Co.	31,980,389	Mizuho Securities USA Inc.	100,000,000
U.S. Treasury Money Market Fund	RBC Capital Markets, LLC	500,000,000	CIBC Global Asset Management, Inc.	50,000,000	Deutsche Bank Securities, Inc.	85,000,000	Mizuho Securities USA Inc.	150,000,000
	TD Securities	440,000,000

RESEARCH SERVICES

Subject to future regulatory changes of the SEC, research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services.

Research services may be used by the Advisor or by affiliates of the Sub-advisors in advising other accounts. To the extent that receipt of these services may replace services for which the Advisor or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Advisor and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Persons acting on the Funds’ behalf are authorized to pay a broker a higher brokerage commission than another broker might have charged for the same transaction in recognition of the value of brokerage or research services provided by the broker.

CO-ADMINISTRATORS

WFMC and BNYM serve as co-administrators to the Trust and provide the Funds with administrative personnel and services necessary to operate the Funds. BNYM also provides fund accounting services to the Funds.

For providing administrative services to the Funds, WFMC receives the following annual fee, based on the Trusts’ average daily net assets:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Wilmington Trust
0.040%	on the first $5 billion
0.030%	on the next $2 billion
0.025%	on the next $3 billion
0.018%	on assets in excess of $10 billion

For providing administrative and accounting services to the Funds, BNYM receives the following annual fee, based on the Trust’ average daily net assets:

Annual Fee, Billed and Payable Monthly	Average Aggregate Daily Assets of the Wilmington Trust
0.0175%	on the first $15 billion
0.0150%	on the next $10 billion
0.0125%	on assets in excess of $25 billion

For its services as fund accountant and co-administrator for the fiscal years ended April 30, 2023, 2022 and 2021, each Fund paid BNYM the following fees during the period indicated:

Fund	Fiscal Year Ended April 30, 2023	Fiscal Year Ended April 30, 2022	Fiscal Year Ended April 30, 2021
U.S. Government Money Market Fund	$1,464,773	1,448,799	1,482,908
U.S. Treasury Money Market Fund	$306,655	252,720	232,122

CUSTODIAN

BNYM is the Trust’s custodian. As custodian, BNYM is responsible for safeguarding and controlling the Funds’ cash and securities, handling the delivery of securities and collecting interest and dividends on the Funds’ investments. Its address is 240 Greenwich Street, New York, NY 10286.

TRANSFER AND DIVIDEND DISBURSING AGENT

The Bank of New York Mellon serves as transfer and dividend disbursing agent to the Trust and receives a separate fee from the Funds, based on a per shareholder account basis, for these transfer agency services. Its address is 4400 Computer Drive, Westborough, MA 01581.

SECURITIES LENDING AGENT

The Wilmington Money Market Funds do not participate in securities lending.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The independent registered public accounting firm for the Funds, PricewaterhouseCoopers LLP, conducts its audits in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Funds’ financial statements and financial highlights are free of material misstatement. PricewaterhouseCoopers LLP is responsible for auditing the financial statements of the Funds. Its address is 2001 Market Street, Suite 1800, Philadelphia, PA 19103.

FEES PAID BY THE FUNDS FOR SERVICES

	Advisory Fee Paid/ Advisory Fee Waived			Brokerage Commissions Paid			Administrative Fee Paid to WFMC
	For the fiscal year-ended April 30,			For the fiscal year ended April 30,			For the fiscal year ended April 30,
Fund	2023	2022	2021	2023	2022	2021	2023	2022	2021
U.S. Government Money Market Fund	$15,915,520	$1,810,792	$7,400,633	$—	$—	$—	$2,522,506	$2,471,427	$2,577,347
	$4,977,721	$18,680,547	$13,889,616	$—	$—	$—	$—	$—	$—
U.S. Treasury Money Market Fund	$3,036,826	$85,431	$909,806	$—	$—	$—	$525,031	$440,839	$410,878
	$1,318,730	$3,568,132	$2,486,846	$—	$—	$—	$—	$—	$—

Shareholder Services Fees and 12b-1 Fees Paid

	For the fiscal year ended April 30, 2023
	Shareholder Services Fees Paid / Waived
Fund	Service Shares Paid	Service Shares Waived	Select Shares Paid	Select Shares Waived	Administrative Shares Paid	Administrative Shares Waived
U.S. Government Money Market Fund	$1,300,229	$7,046	$4,124,177	$7,328,569	$832,095	$1,611,567
U.S. Treasury Money Market Fund	$619	$5	$910,383	$1,571,350	$268,691	$520,041

	For the fiscal year ended April 30, 2023
	12b-1 Fees Paid / Waived
Fund	Service Shares Paid	Service Shares Waived	Select Shares Paid	Select Shares Waived	Administrative Shares Paid	Administrative Shares Waived
U.S. Government Money Market Fund	$1,162,431	$144,844	$—	$—	$2,059,464	$384,198
U.S. Treasury Money Market Fund	$527	$97	$—	$—	$653,799	$134,933

FINANCIAL INFORMATION

The Financial Statements for the Funds for the fiscal year ended April 30, 2023 and for the fiscal period ended [October 31, 2022] are incorporated by reference to the Annual Reports to Shareholders of the Wilmington Funds dated April 30, 2023 and the Semi-Annual Reports to Shareholders of the Wilmington Funds dated October 31, 2023, respectively.

INVESTMENT RATINGS

STANDARD AND POOR’S (“S&P”)

Long-Term Debt Rating Definitions

AAA—Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA—Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A—Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB—Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB—Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B—Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC—Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B rating.

CC—The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C—The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Commercial Paper (“CP”) Ratings

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1—This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2—Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

MOODY’S INVESTORS SERVICE, INC. (“Moodys”)

Long-Term Bond Rating Definitions

Aaa—Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa—Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A—Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa—Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba—Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B—Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa—Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca—Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C—Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Commercial Paper Ratings

P-1—Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2—Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

FITCH RATINGS (“Fitch”)

Long-Term Debt Rating Definitions

AAA—Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA—Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A—Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB—Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB—Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B—Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC—Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC— Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C— Bonds are imminent default in payment of interest or principal.

Short-Term Debt Rating Definitions

F-1+—Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1—Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2—Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

Commercial Paper Rating Definitions

FITCH-1—(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2—(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

LONG-TERM DEBT RATINGS

NR—Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody’s with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)—The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody’s.

NR(2)—The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody’s.

NR(3)—The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody’s.

Other Considerations

Among the factors considered by Moody’s in assigning bond, note and commercial paper ratings are the following: (i) evaluation of the management of the issuer; (ii) economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (iii) evaluation of the issuer’s products in relation to competition and customer acceptance; (iv) liquidity; (v) amount and quality of long-term debt; (vi) trend of earnings over a period of 10 years; (vii) financial strength of a parent company and the relationships which exist with the issuer; and (viii) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Among the factors considered by S&P in assigning bond, note and commercial paper ratings are the following: (i) trend of earnings and cash flow with allowances made for unusual circumstances, (ii) stability of the issuer’s industry, (iii) the issuer’s relative strength and position within the industry and (iv) the reliability and quality of management.

SELECT CLASS SHARES, SERVICE CLASS SHARES, ADMINISTRATIVE CLASS SHARES, INSTITUTIONAL CLASS SHARES AND PREFERRED INSTITUTIONAL CLASS SHARES

Wilmington U.S. Government Money Market Fund

Wilmington U.S. Treasury Money Market Fund

ADDRESSES

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

Investment Advisor and Co-Administrator

Wilmington Funds Management Corporation

1100 North. Market Street, 9th Floor

Wilmington, Delaware 19890

Principal Sub-advisor

Wilmington Trust Investment Advisors, Inc.

1100 North Market Street, 9th Floor

Wilmington, Delaware 19890

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, New York 10286

Fund Accountant, Co-Administrator,

Transfer Agent and Dividend Disbursing Agent

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, Delaware 19809

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square

2001 Market Street, Suite 1800

Philadelphia, Pennsylvania 19103

APPENDIX

The following is a list of persons other than the Advisor, the Sub-advisors and their respective affiliates that may receive nonpublic portfolio holdings information concerning the Funds:

CUSTODIAN

The Bank of New York Mellon

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

LEGAL COUNSEL

Stradley Ronon Stevens & Young LLP

PERFORMANCE REPORTING/PUBLICATIONS

Lipper

Standard & Poor’s

Moody’s Investors Service

ICRA Online LTD

FINANCIAL PRINTER

DFIN Solutions

TRANSFER AGENT, CO-ADMINISTRATOR AND FUND ACCOUNTANT

BNY Mellon Investment Servicing (U.S.) Inc.

OTHER

TechOne Media

PROXY VOTING SERVICES

ISS RiskMetrics Group

WT MMF SAI-002-1223

PART C               OTHER INFORMATION.

Item 28.	Exhibits

(a)(i)

Copy of Amended and Restated Agreement and Declaration of Trust of Wilmington Funds, a Delaware Statutory Trust, incorporated by reference to Registrant’s Post-Effective Amendment No. 107 on Form N-1A filed August 27, 2013.

(a)(ii)

Conformed copy of Amendment to Certificate of Trust of MTB Group of Funds, dated August 15, 2003, a Delaware Statutory Trust, incorporated by reference to Registrant’s Post-Effective Amendment No. 57 on Form N-1A filed August 22, 2003.

(a)(iii)

Conformed copy of Amendment to Certificate of Trust of MTB Group of Funds, dated March 1, 2012, changing its name to “Wilmington Funds”, incorporated by reference to Registrant’s Post-Effective Amendment No. 105 on Form N-1A filed August 28, 2012.

(b)(i)

Copy of Amended and Restated By-Laws of MTB Group of Funds, dated August 15, 2003, a Delaware Statutory Trust, incorporated by reference to Registrant’s Post-Effective Amendment No. 57 on Form N-1A filed August 22, 2003.

(b)(ii)

Copy of Amendment #1 to the Amended and Restated By-Laws of MTB Group of Funds, dated June 24, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 61 on Form N-1A filed August 30, 2004.

(b)(iii)

Copy of Amendment #2 to the Amended and Restated By-Laws of MTB Group of Funds, dated September 15, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 65 on Form N-1A filed August 29, 2005.

(b)(iv)

Copy of Amendment #3 to the Amended and Restated By-Laws of MTB Group of Funds, dated December 7, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(c)(i)	Copy of Specimen Certificate for Shares of Capital Stock of the Registrant, incorporated by reference to Registrant’s Post-Effective Amendment No. 11 on Form N-1A filed September 3, l993.

(c)(ii)

Copy of Specimen Certificate for Shares of Capital Stock of the Vision Capital Appreciation Fund, incorporated by reference to Registrant’s Post-Effective Amendment No. 24 on Form N-1A filed December 20, 1996.

(d)(i)

Investment Advisory Agreement dated March 12, 2012, between the Registrant and Wilmington Funds Management Corporation, incorporated by reference to Registrant’s Post-Effective Amendment No. 105 on Form N-1A filed August 28, 2012.

(d)(ii)

Sub-Advisory Agreement dated March  12, 2012 among the Registrant, Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc. , incorporated by reference to Registrant’s Post-Effective Amendment No.  107 on Form N-1A filed August 27, 2013.

(d)(iii)	Fee Allocation Letter dated August 21, 2014, incorporated by reference to Registrant’s Post-Effective Amendment No. 109 on Form N-1A filed August 22, 2014.

1

(e)(i)

Distribution Agreement between the Registrant and ALPS Distributors, Inc., dated November 1, 2011, incorporated by reference to Registrant’s Post-Effective Amendment No. 105 on Form N-1A filed August 28, 2012.

(e)(ii)

Amendment to Distribution Agreement between Registrant and ALPS Distributors, Inc. dated May 1, 2012, incorporated by reference to Registrant’s Post-Effective Amendment No. 105 on Form N-1A filed August 28, 2012.

(e)(iii)

Interim Distribution Agreement between Registrant and ALPS Distributors, Inc. dated April 16, 2018, incorporated by reference to Registrant’s Post-Effective Amendment No. 146 on Form N-1A filed August 28, 2018.

(f)	Not applicable.

(g)(i)

Custody Agreement between the Registrant and The Bank of New York, dated September 10, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(g)(ii)

Form of Schedule II to the Custody Agreement between the Registrant and The Bank of New York, incorporated by reference to Registrant’s Post-Effective Amendment No. 105 on Form N-1A filed August 28, 2012.

(h)(i)	Form of Recordkeeping Agreement of the Registrant, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(h)(ii)(1)

Agreement for Administrative Services between Registrant and Wilmington Funds Management Corporation dated October 1, 2012, incorporated by reference to Registrant’s Post-Effective Amendment No. 107 on Form N-1A filed August 27, 2013.

(h)(ii)(2)

Amendment No.  1 to Agreement for Administrative Services between Registrant and Wilmington Funds Management Corporation dated October 1, 2013, incorporated by reference to Registrant’s Post-Effective Amendment No. 109 on Form N-1A filed August 22, 2014.

(h)(iii)

Fund Administration and Accounting Agreement between Registrant and The Bank of New York, dated September 10, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(h)(iv)

Form of Exhibit A to the Fund Administration and Accounting Agreement between Registrant and The Bank of New York, incorporated by reference to Registrant’s Post-Effective Amendment No. 105 on Form N-1A filed August 28, 2012.

(h)(v)	Form of Intermediary Servicing Agreement of the Registrant, incorporated by reference to Exhibit 7(c) to Registrant’s Registration Statement on Form N-14, No. 333-199580, filed October 24, 2014.

(h)(vi)	Conformed copy of Shareholder Services Plan dated December 7, 2020, incorporated by reference to Registrant’s Post-Effective Amendment No. 158 on Form N-1A filed August 27, 2021.

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(h)(vii)	Conformed copy of Indemnification Agreement of the Registrant; dated December 13, 2001, incorporated by reference to Registrant’s Post-Effective Amendment No. 54 on Form N-1A filed June 27, 2002.

(h)(viii)	Conformed copy of Service Mark License Agreement, dated September 22, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 59 on Form N-1A filed April 28, 2004.

(h)(ix)

Transfer Agency and Shareholder Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc., dated February 17, 2012, incorporated by reference to Registrant’s Post-Effective Amendment No. 102 on Form N-1A filed April 17, 2012.

(h)(x)	Conformed copy of June 1, 2007 Letter Agreement (Administrative Services Agreement), incorporated by reference to Registrant’s Post-Effective Amendment No. 74 on Form N-1A filed August 28, 2007.

(h)(xi)	Conformed copy of August 1, 2007 Letter Agreement (Administrative Services Agreement), incorporated by reference to Registrant’s Post-Effective Amendment No. 74 on Form N-1A filed August 28, 2007.

(h)(xii)	Conformed copy of Fax-in Processing Instructions, incorporated by reference to Registrant’s Post-Effective Amendment No. 74 on Form N-1A filed August 28, 2007.

(k)	Not applicable.

(l)	Conformed copy of Initial Capital Understanding, incorporated by reference to Registrant’s Post-Effective Amendment No. 19 on Form N-1A filed June 27, 1994.

(m)(i)	Conformed copy of Rule 12b-1 Plan of the Registrant dated September 15, 2016, incorporated by reference to Registrant’s Post-Effective Amendment No. 132 on Form N-1A filed August 22, 2017.

(m)(ii)	Form of Broker-Dealer Selling Agreement of the Registrant, incorporated by reference to Exhibit 7(b) to Registrant’s Registration Statement on Form N-14, No. 333-199580, filed October 24, 2014.

(m)(iii)

Conformed copy of Contract Defining Responsibility for Fees Under Non-Conforming Dealer Agreement, dated December 9, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 63 on Form N-1A filed April 28, 2005.

(n)	Conformed copy of Multiple Class Plan of the Registrant dated July 2019, incorporated by reference to Registrant’s Post-Effective Amendment No. 151 on Form N-1A filed August 29, 2019.

(o)(i)

Conformed copy of Power of Attorney of Chairman and Trustee, Nicholas A. Giordano, Chief Executive Officer, Richard J. Berthy, President, Christopher D. Randall, Chief Financial Officer and Treasurer, Christopher W. Roleke, Trustee, Robert H. Arnold, Trustee, Joseph J. Castiglia, Trustee, John S. Cramer, Trustee, Daniel R. Gernatt, Jr., and Trustee, Richard B. Seidel, dated August 2014, incorporated by reference to Registrant’s Post-Effective Amendment No. 111 on Form N-1A filed August 24, 2015.

(o)(ii)	Conformed copy of Power of Attorney of Trustee, Donald E. Foley, incorporated by reference to Registrant’s Post-Effective Amendment No. 114 on Form N-1A filed August 25, 2016.

3

(o)(iii)	Conformed copy of Power of Attorney of Trustee, Gregory P. Chandler, incorporated by reference to Registrant’s Post-Effective Amendment No. 132 on Form N-1A filed August 22, 2017.

(o)(iv)	Conformed copy of Power of Attorney of Trustee, Dominick D’Eramo, incorporated by reference to Registrant’s Post-Effective Amendment No. 151 on Form N-1A filed August 29, 2019.

(o)(v)	Conformed copy of Power of Attorney of Trustee, Valerie J. Sill, incorporated by reference to Registrant’s Post-Effective Amendment No. 156 on Form N-1A filed August 25, 2020.

(o)(vi)

Conformed copy of Power of Attorney of Trustee, William J. Farrell II and President, Eric Taylor, incorporated by reference to Registrant’s Post-Effective Amendment No. 162 on Form N-1A filed August 29, 2022.

(o)(vii)

Plan of Reorganization dated March 15, 2016 by Wilmington Funds on behalf of all of the shares of the Wilmington Prime Money Market Fund, Wilmington U.S. Government Money Market Fund and Wilmington Tax-Exempt Money Market Fund, incorporated by reference to Registrant’s Post-Effective Amendment No. 1 on Form N-14 filed November 15, 2016.

(p)(i)

Copy of Code of Ethics for Access Persons (Manufacturers and Traders Trust Company), dated July 1, 2002, incorporated by reference to Registrant’s Post-Effective Amendment No. 54 on Form N-1A filed June 27, 2002.

(p)(ii)	Code of Ethics of ALPS Holdings, Inc., dated May 1, 2010, amended September 30, 2013, incorporated by reference to Registrant’s Post-Effective Amendment No. 109 on Form N-1A filed August 22, 2014.

(p)(iii)	Copy of Code of Ethics Regarding Personal Securities Trading – MTBIA, incorporated by reference to Registrant’s Post-Effective Amendment No. 70 on Form N-1A filed August 28, 2006.

(p)(iv)	Copy of Code of Ethics of Rodney Square Management Corporation, incorporated by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(p)(v)

Copy of Revised Code of Ethics of Parametric Portfolio Associates LLC dated December 15, 2022, incorporated by reference to Registrant’s Post-Effective Amendment No. 163 on Form N-1A filed August 29, 2023.

(p)(vi)	Copy of Revised Code of Ethics of AXA Investment Managers, Inc. dated January 3, 2022, incorporated by reference to Registrant’s Post-Effective Amendment No. 162 on Form N-1A filed August 29, 2022.

(p)(vii)	Copy of Revised Code of Ethics of Berenberg Asset Management LLC dated March 2022, incorporated by reference to Registrant’s Post-Effective Amendment No. 163 on Form N-1A filed August 28, 2023.

(p)(viii)

Copy of Revised Code of Ethics of Wellington Capital Management LLP dated September 21, 2022, incorporated by reference to Registrant’s Post-Effective Amendment No. 163 on Form N-1A filed August 28, 2023.

Item 29.	Persons Controlled by or Under Common Control with Registrant:

None

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Item 30.	Indemnification:

Indemnification is provided to Officers and Trustees of the Registrant pursuant to Article VII of Registrant’s Amended and Restated Agreement and Declaration of Trust. The Investment Advisory Contract provides that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under the Investment Advisory Contract on the part of Adviser, Adviser shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security. Registrant’s Trustees and Officers are covered by an Investment Trust Errors and Omissions Policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940, as amended, for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 31.	Business and Other Connections of Investment Adviser:

(a) Wilmington Funds Management Corporation (“WFMC”), an affiliate of Manufacturers and Traders Trust Company (“M&T Bank”) performs investment advisory services for the Registrant. Wilmington Trust Investment Advisors, Inc. (“WTIA”), a subsidiary of M&T Bank, performs investment sub-advisory services for the Registrant. As of [November 30, 2023], WFMC, WTIA and their affiliates managed approximately $[14.8] billion in mutual fund assets. M&T Bank is the principal banking subsidiary of M&T Bank Corporation, a $[204.0] billion bank holding company as of [November] 30, 2023, which is headquartered in Buffalo, New York.

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M&T Bank is a multi-state community-focused bank serving 12 states from Maine to Virginia and Washington, D.C. Founded in 1856, M&T Bank and its affiliates provide banking, investment, insurance and mortgage financial services to consumer, business and government clients. Wilmington Trust, as part of the M&T family of companies, provides wealth and investment management services to individuals, families, business owners and corporations. Except for Wilmington Funds, M&T Bank does not presently provide investment advisory services to any other registered investment companies.

The principal executive Officers and the Directors of WTIA are set forth in the following tables. Unless otherwise noted, the position listed under Other Substantial Business, Profession, Vocation or Employment is with WTIA.

(b)

Name	Position with WTIA	Other Substantial Business, Profession, Vocation or Employment

Doris P. Meister 350 Park Avenue, 6th Floor New York, NY 10022	Chairman of the Board and Chief Executive Officer	Senior Executive Vice President ELT, M&T Bank Corporation

Anthony M. Roth 150 North Radnor Chester Road, Suite E-120 Radnor, PA 19087	President, Chief Investment Officer, Director	Senior Executive Vice President, M&T Bank

Kevin J. Pearson One Light Street, 17th Floor Baltimore, MD 21202	Director	Vice Chairman, M&T Bank Corporation

Jennifer Warren 350 Park Avenue, 6th Floor New York, NY 10022	Director	Senior Executive Vice President ELT, M&T Bank Corporation

Denise M. Cramer 701 Seneca Street, 3rd Floor Buffalo, NY 14210	Director	Executive Vice President, M&T Bank

Eric Taylor 118 North Tioga Street Ithaca, NY 14850	Director	Executive Vice President, M&T Bank

Item 32.	Principal Underwriters.

(a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 1WS Credit Income Fund, 1290 Funds, Aberdeen Standard Investments ETFs, Alpha Alternative Assets Fund, ALPS Series Trust, Alternative Credit Income Fund, The Arbitrage Funds, AQR Funds, Axonic Alternative Income Fund, Axonic Funds, BBH Trust, Bluerock Total Income+ Real Estate Fund, Brandes Investment Trust, Bridge Builder Trust, Broadstone Real Estate Access Fund, Brown Advisory Funds, Brown Capital Management Mutual Funds, Cambria ETF Trust, Centre Funds, CIM Real Assets & Credit Fund, CION Ares Diversified Credit Fund, Columbia ETF Trust, Columbia ETF Trust I, Columbia ETF Trust II, CRM Mutual Fund Trust, Cullen Funds Trust, DBX ETF Trust, ETF Series Solutions (Vident Series), Flat Rock Opportunity Fund, Financial Investors Trust, Firsthand Funds, FS Credit Income Fund, FS Energy Total Return Fund, FS Series Trust, FS Multi-Alternative Income

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Fund, Goehring & Rozencwajg Investment Funds, Goldman Sachs ETF Trust, Graniteshares ETF Trust, Griffin Institutional Access Credit Fund, Griffin Institutional Access Real Estate Fund, Hartford Funds Exchange-Traded Trust, Heartland Group, Inc., IndexIQ Active ETF Trust, Index IQ ETF Trust, Infusive US Trust, James Advantage Funds, Janus Detroit Street Trust, Lattice Strategies Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, Mass Mutual, Meridian Fund, Inc., MVP Private Markets Fund, Natixis ETF Trust, Natixis ETF Trust II, PRIMECAP Odyssey Funds, Principal Exchange-Traded Funds, Reaves Utility Income Fund, RiverNorth Funds, RiverNorth Opportunities Fund, Inc., RiverNorth/DoubleLine Strategic Opportunity Fund, Inc., SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Sprott Funds Trust, Stone Harbor Investment Funds, Stone Ridge Residential Real Estate Income Fund I, Inc., Stone Ridge Trust, Stone Ridge Trust II, Stone Ridge Trust III, Stone Ridge Trust IV, Stone Ridge Trust V, Stone Ridge Trust VI, USCF ETF Trust, Wasatch Funds, WesMark Funds, Wilmington Funds, XAI Octagon Credit Trust, X-Square Balanced Fund, LLC and YieldStreet Prism Fund.

(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund

Stephen J. Kyllo	President, Chief Operating Officer, Director, Chief Compliance Officer

Eric T. Parsons	Vice President, Controller and Assistant Treasurer

Jason White	Secretary

Patrick J. Pedonti**	Vice President, Treasurer and Assistant Secretary

Richard C. Noyes	Senior Vice President, General Counsel, Assistant Secretary

Liza Orr	Vice President, Senior Counsel

Jed Stahl	Vice President, Senior Counsel

Terence Digan	Vice President

James Stegall	Vice President

Gary Ross	Senior Vice President

Hilary Quinn	Vice President

* Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1000, Denver, Colorado 80203.

** The principal business address for Mr. Pedonti is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

(c)	Not applicable

Item 33.	Location of Accounts and Records:

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All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Wilmington Funds	1100 N. Market Street Wilmington, Delaware 19890

The Bank of New York Mellon (“Co-Administrator, Accountant, Custodian and Transfer Agent and Dividend Disbursing Agent”)	240 Greenwich Street New York, New York 10286

Wilmington Funds Management Corporation, a subsidiary of Manufacturers and Traders Trust Company (“Investment Adviser”)	1100 N. Market Street Wilmington, Delaware 19890

Wilmington Trust Investment Advisors, Inc., a subsidiary of Manufacturers and Traders Trust Company (“Investment Sub-Adviser and Co-Administrator”)	1100 N. Market Street Wilmington, Delaware 19890

Parametric Portfolio Associates LLC (“Sub-Adviser” to the Wilmington Real Asset Fund Fund)	800 Fifth Avenue, Suite 2800 Seattle, Washington 98104

Wellington Capital Management LLP (“Sub-Adviser” to the Wilmington Global Alpha Equities Fund and Wilmington International Fund)	280 Congress Street Boston, Massachusetts 02210

Item 34.	Management Services:

Not applicable.

Item 35.	Undertakings:

Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees/Directors and the calling of special shareholder meetings by shareholders.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Wilmington Funds, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on the 31st day of October, 2023.

WILMINGTON FUNDS

By:	/s/ Lisa R. Grosswirth
Lisa R. Grosswirth, Secretary
October 31, 2023

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME	TITLE	DATE

By: /s/ Lisa R. Grosswirth
Lisa R. Grosswirth SECRETARY	Attorney-in-Fact For the Persons Listed Below	October 31, 2023

Donald E. Foley *	Chairman of the Board and Trustee

/s/ Charles S. Todd Charles S. Todd	Chief Executive Officer
(Principal Executive Officer)

/s/ Arthur W. Jasion Arthur W. Jasion	Chief Financial Officer and Treasurer
(Principal Financial Officer)

Eric Taylor*	President and Trustee

Gregory P. Chandler*	Trustee

Nicholas A. Giordano*	Trustee

Valerie J. Sill*	Trustee

* By Power of Attorney

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EXHIBIT INDEX

WILMINGTON FUNDS

filed Exhibit #	Title of Exhibit

None

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